United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/21

Date of Reporting Period: Six months ended 11/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Hermes Municipal Obligations Fund
(formerly, Federated Municipal Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.3%
Municipal Notes	22.0%
Commercial Paper	5.6%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.8%
8-30 Days	4.9%
31-90 Days	15.5%
91-180 Days	4.6%
181 Days or more	11.1%
Other Assets and Liabilities—Net[2]	(2.9)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 102.9%
		Alabama— 3.0%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	$3,470,000
1,120,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 12/3/2020	1,120,000
40,440,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 0.150%, 12/1/2020	40,440,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.270%, 12/2/2020	15,000,000
5,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.150%, 12/1/2020	5,100,000
5,450,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.130%, 12/1/2020	5,450,000
11,610,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.190%, 12/3/2020	11,610,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.160%, 12/3/2020	10,000,000
2,695,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.150%, 12/1/2020	2,695,000
25,550,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.210%, 12/2/2020	25,550,000
2,600,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 0.150%, 12/1/2020	2,600,000
1,150,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.150%, 12/1/2020	1,150,000
		TOTAL	124,185,000
		Arizona— 0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.300%, 12/3/2020	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.190%, 12/3/2020	6,750,000
		TOTAL	12,360,000
		Arkansas— 0.3%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.190%, 12/2/2020	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.230%, 12/2/2020	3,830,000
5,800,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.230%, 12/2/2020	5,800,000
		TOTAL	11,430,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— 10.0%
$ 4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.190%, 12/3/2020	$4,910,000
4,800,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.130%, 12/3/2020	4,800,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.230%, 12/3/2020	20,000,000
2,050,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 0.270%, 12/3/2020	2,050,000
37,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.450%, Mandatory Tender 7/1/2021	37,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.150%, 12/3/2020	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.170%, 12/3/2020	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 12/2/2020	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 12/3/2020	2,940,000
1,100,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/13/2021	1,100,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 5/12/2021	20,000,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 5/4/2021	6,230,000
2,590,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 5/4/2021	2,590,000
7,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	7,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.260%, Mandatory Tender 5/11/2021	12,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.240%, Mandatory Tender 2/4/2021	16,000,000
2,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.210%, Mandatory Tender 1/13/2021	2,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.250%, Mandatory Tender 1/6/2021	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.210%, Mandatory Tender 1/13/2021	7,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 28,945,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 12/3/2020	$28,945,000
33,950,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.290%, 12/2/2020	33,950,000
2,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	2,700,000
3,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	3,300,000
1,910,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	1,910,000
35,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.260%, 12/3/2020	35,000,000
55,615,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Tender Option Bond Trust Floater Certificates (2020- MIZ9040) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.260%, 12/3/2020	55,615,000
14,000,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	14,000,000
2,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	2,000,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.180%, 12/3/2020	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.180%, 12/3/2020	2,000,000
34,000,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 12/1/2020	34,000,000
		TOTAL	410,540,000
		Colorado— 0.4%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.300%, 12/3/2020	4,615,000
1,460,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 12/3/2020	1,460,000
1,500,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.350%, 12/3/2020	1,500,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 12/1/2020	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	2,185,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	$1,835,000
		TOTAL	17,895,000
		Connecticut— 0.7%
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016- XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 0.200%, 12/3/2020	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.290%, Optional Tender 4/1/2021	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	10,890,000
2,600,000		Manchester, CT BANs, 2.000%, 2/18/2021	2,598,595
3,975,000		Southington, CT BANs, 2.500%, 1/27/2021	3,978,961
		TOTAL	30,467,556
		Florida— 5.0%
20,745,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.160%, 12/1/2020	20,745,000
3,610,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.150%, 12/1/2020	3,610,000
6,000,000		Broward County, FL Port Facilities, RBC Municipal Products Trust (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 3/1/2021	6,000,000
3,050,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 12/1/2020	3,050,000
10,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail) TOBs, (GTD by United States Treasury), 0.550%, Mandatory Tender 1/28/2021	10,000,000
9,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G- 25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 4/1/2021	9,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 3/1/2021	5,000,000
8,500,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.200%, Mandatory Tender 12/2/2020	8,500,000
21,395,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	21,395,000
18,765,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 12/2/2020	18,765,000
600,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 0.160%, 12/1/2020	600,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.190%, 12/3/2020	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 34,745,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	$34,745,000
37,500,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.150%, 12/1/2020	37,500,000
		TOTAL	203,910,000
		Georgia— 3.7%
6,000,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.170%, 12/1/2020	6,000,000
2,890,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.170%, 12/1/2020	2,890,000
22,240,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.150%, 12/1/2020	22,240,000
800,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 0.180%, 12/1/2020	800,000
32,725,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.160%, 12/1/2020	32,725,000
6,580,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.170%, 12/1/2020	6,580,000
2,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 0.160%, 12/1/2020	2,200,000
3,500,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.160%, 12/1/2020	3,500,000
1,240,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.170%, 12/1/2020	1,240,000
3,065,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.170%, 12/1/2020	3,065,000
69,800,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.260%, 12/2/2020	69,800,000
		TOTAL	151,040,000
		Hawaii— 0.2%
6,975,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.560%, 12/3/2020	6,975,000
		Illinois— 0.8%
4,680,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	4,680,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
4,700,000		Illinois Finance Authority - Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.190%, 12/3/2020	4,700,000
17,540,000		Illinois Finance Authority (McKinley Foundation), (Series 2007A) Weekly VRDNs, (KeyBank, N.A. LOC), 0.210%, 12/3/2020	17,540,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.190%, 12/3/2020	$6,075,000
135,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 12/3/2020	135,000
		TOTAL	34,130,000
		Indiana— 1.4%
12,835,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	12,860,377
4,750,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.210%, 12/3/2020	4,750,000
39,450,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 0.250%, 12/2/2020	39,450,000
600,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 12/3/2020	600,000
		TOTAL	57,660,377
		Iowa— 0.2%
3,745,000		Iowa Finance Authority (Cone Ent.), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.160%, 12/3/2020	3,745,000
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.170%, 12/3/2020	5,300,000
		TOTAL	9,045,000
		Kansas— 0.5%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.250%, 12/2/2020	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.250%, 12/2/2020	16,000,000
		TOTAL	21,000,000
		Kentucky— 0.7%
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	1,785,000
6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	6,500,000
1,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.180%, 12/1/2020	1,100,000
15,400,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.140%, 12/1/2020	15,400,000
4,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.180%, 12/1/2020	4,800,000
		TOTAL	29,585,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— 3.8%
$ 15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 0.250%, 12/2/2020	$15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 0.250%, 12/2/2020	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 0.250%, 12/2/2020	14,000,000
3,000,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 12/2/2020	3,000,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 0.190%, 12/2/2020	14,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	4,630,000
3,000,000		Louisiana Local Government Environmental Facilities CDA (BASF Corp.), (Series 2000A) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	3,000,000
1,000,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 0.260%, 12/3/2020	1,000,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	21,260,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.180%, 12/2/2020	49,640,000
22,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.200%, 12/2/2020	22,200,000
		TOTAL	155,530,000
		Maine— 0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.230%, 12/2/2020	22,260,000
		Maryland— 0.1%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Mandatory Tender 1/4/2021	5,000,000
		Massachusetts— 2.4%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.210%, 12/3/2020	46,540,000
5,043,000		Holbrook, MA BANs, 1.750%, 3/17/2021	5,056,357
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.250%, Mandatory Tender 1/27/2021	10,000,000
8,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 0.300%, Mandatory Tender 12/16/2020	8,300,000
2,005,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.220%, Mandatory Tender 1/27/2021	2,005,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 25,543,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.220%, Mandatory Tender 2/3/2021	$25,543,000
		TOTAL	97,444,357
		Michigan— 0.6%
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 12/3/2020	5,800,000
7,180,000		Michigan Finance Authority Local Government Loan Program (McLaren Health Care Corp.), (Series 2015D) TOBs, 0.610%, Mandatory Tender 8/9/2021	7,180,000
6,385,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (Royal Bank of Canada LOC), 0.140%, 12/2/2020	6,385,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.100%, 12/3/2020	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	5,250,000
		TOTAL	26,415,000
		Minnesota— 0.1%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 12/4/2020	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 0.340%, 12/4/2020	975,000
1,525,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.310%, 12/3/2020	1,525,000
		TOTAL	5,465,000
		Mississippi— 0.6%
4,670,000		Mississippi Business Finance Corp. (Gulf Power Co.), (1st Series 2019) Daily VRDNs, 0.150%, 12/1/2020	4,670,000
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.230%, 12/3/2020	20,100,000
		TOTAL	24,770,000
		Missouri— 0.4%
15,000,000		Kansas City, MO IDA (Kansas City, MO Airport Revenue), Tender Option Bond Trust Receipts (Series 2020-XL-150) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	15,000,000
		Multi-State— 23.4%
111,995,000		Agency Enhanced Affordable Housing Trust 2012-60, (Series 2012-60) TOBs, (GTD by FHLMC), 1.149%, Mandatory Tender 2/23/2021	112,028,962
59,525,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.310%, 12/3/2020	59,525,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.210%, 12/3/2020	$15,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.210%, 12/3/2020	52,000,000
178,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	178,500,000
86,800,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	86,800,000
71,000,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.180%, 12/3/2020	71,000,000
28,600,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	28,600,000
75,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	75,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.240%, 12/3/2020	37,000,000
102,275,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	102,275,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	40,800,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	62,000,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	45,000,000
		TOTAL	965,528,962
		Nebraska— 0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.210%, 12/2/2020	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.210%, 12/2/2020	1,875,000
		TOTAL	9,375,000
		Nevada— 1.0%
32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.130%, 12/2/2020	32,900,000
1,515,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 12/3/2020	1,515,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— continued
$ 7,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.500%, Mandatory Tender 7/1/2021	$7,500,000
		TOTAL	41,915,000
		New Jersey— 12.0%
4,230,759		Allendale, NJ BANs, 2.500%, 4/23/2021	4,242,975
4,080,000		Alpha Borough, NJ BANs, 1.500%, 11/16/2021	4,118,132
2,200,000		Atlantic Highlands, NJ BANs, 1.500%, 3/3/2021	2,201,918
1,114,865		Avon By The Sea, NJ BANs, 1.500%, 2/24/2021	1,115,530
1,930,000		Boonton Township, NJ BANs, 1.000%, 9/3/2021	1,938,567
3,089,863		Boonton, NJ BANs, 1.000%, 6/25/2021	3,100,325
5,513,000		Burlington, NJ, (Series A) BANs, 2.000%, 5/27/2021	5,546,228
7,057,250		Butler Borough, NJ BANs, 1.000%, 9/10/2021	7,089,917
12,676,000		Carteret, NJ BANs, 1.000%, 6/4/2021	12,708,122
8,350,000		Cresskill Borough, NJ BANs, 1.000%, 10/15/2021	8,391,976
2,474,750		Demarest, NJ BANs, 1.000%, 6/25/2021	2,483,127
5,877,650		Deptford Township, NJ, (Series A) BANs, 1.250%, 7/15/2021	5,901,152
1,513,051		East Greenwich Township, NJ BANs, 2.000%, 12/10/2020	1,513,301
16,323,831		Fairfield Township, NJ BANs, 0.900%, 2/19/2021	16,345,109
5,964,000		Fairview, NJ BANs, 1.000%, 8/27/2021	5,990,224
3,105,105		Franklin Township (Gloucester County), NJ BANs, 1.250%, 7/16/2021	3,117,001
1,545,161		Franklin Township, Warren County, NJ BANs, 1.500%, 2/2/2021	1,545,737
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 12/3/2020	20,940,000
14,188,000		Garfield, NJ BANs, 1.250%, 8/6/2021	14,259,919
3,905,000		Garwood, NJ BANs, 1.000%, 11/5/2021	3,923,039
5,972,767		Gloucester City, NJ BANs, 1.500%, 11/23/2021	6,029,706
10,285,000		Hamilton Township, NJ, (Series B) BANs, 1.750%, 2/17/2021	10,299,032
6,065,000		Hasbrouck Heights, NJ Board of Education BANs, 1.250%, 7/9/2021	6,088,607
9,264,000		Highland Park, NJ BANs, 2.500%, 4/8/2021	9,281,526
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,190,035
4,511,540		Hopatcong, NJ BANs, 1.250%, 7/23/2021	4,530,224
3,428,150		Lawrence Township, NJ BANs, 1.250%, 7/9/2021	3,441,498
5,231,000		Leonia, NJ BANs, 1.000%, 8/20/2021	5,253,403
6,277,000		Logan Township, NJ BANs, 1.000%, 10/20/2021	6,307,940
9,000,000		Lyndhurst Township, NJ BANs, 1.000%, 9/8/2021	9,041,339
2,250,000		Lyndhurst Township, NJ BANs, 1.250%, 3/12/2021	2,251,538
4,060,000		Lyndhurst Township, NJ BANs, 1.500%, 2/5/2021	4,062,672
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 8,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	$8,514,280
13,963,000		Marlboro Township, NJ BANs, 1.750%, 5/14/2021	14,006,415
2,428,000		Milltown, NJ, (Series 2019A) BANs, 1.500%, 12/17/2020	2,428,177
7,225,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	7,225,000
3,040,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	3,040,000
3,805,000		New Jersey EDA (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.290%, 12/2/2020	3,805,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	11,255,000
1,365,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 12/4/2020	1,365,000
2,675,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 2009) Weekly VRDNs, (Valley National Bank LOC), 0.210%, 12/3/2020	2,675,000
4,595,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.430%, 12/3/2020	4,595,000
15,385,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.230%, 12/3/2020	15,385,000
44,110,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/17/2020	44,110,000
5,105,000		North Haledon, NJ BANs, 1.500%, 4/29/2021	5,128,794
2,710,000		Ocean Township, NJ (Ocean County) BANs, 1.000%, 9/9/2021	2,721,253
2,051,554		Oceanport, NJ BANs, 1.250%, 2/25/2021	2,054,664
4,615,500		Palmyra Borough, NJ, (2019 Series A) BANs, 1.500%, 12/15/2020	4,615,831
8,916,000		Passaic, NJ BANs, 1.000%, 8/26/2021	8,953,774
1,686,600		Paulsboro, NJ BANs, 1.500%, 1/28/2021	1,687,259
3,241,000		Pitman, NJ, (2019 Series A) BANs, 1.500%, 12/17/2020	3,241,266
5,600,000		Point Pleasant, NJ BANs, 1.000%, 10/15/2021	5,628,639
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,808,578
7,641,300		Ramsey, NJ BANs, 2.000%, 1/8/2021	7,647,411
5,784,131		Raritan, NJ, (Series A) BANs, 1.250%, 7/8/2021	5,806,550
9,837,739		Rockaway Borough, NJ BANs, 1.000%, 1/22/2021	9,845,412
4,699,654		Roselle, NJ, (Series A) BANs, 1.500%, 7/23/2021	4,726,603
3,680,450		Roxbury Township, NJ BANs, 1.750%, 3/5/2021	3,687,959
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	$6,396,495
3,647,500		South Hackensack, NJ BANs, 1.500%, 12/18/2020	3,647,833
4,984,075		South Plainfield, NJ BANs, 1.000%, 8/20/2021	5,005,433
2,735,895		Southampton Township, NJ BANs, 1.250%, 7/8/2021	2,746,166
11,785,000		Stafford Township, NJ, (Series A) BANs, 2.500%, 4/28/2021	11,817,829
4,571,787		Union Beach, NJ BANs, 1.000%, 10/29/2021	4,592,470
8,210,727		Vernon Township, NJ BANs, 1.000%, 3/19/2021	8,225,356
7,693,000		Voorhees Township, NJ BANs, 1.000%, 8/18/2021	7,724,596
6,652,000		Wallington, NJ BANs, 1.000%, 8/20/2021	6,680,488
5,168,000		Washington Township (Morris County), NJ BANs, 1.000%, 8/25/2021	5,190,555
1,259,500		Washington Township, NJ (Warren County) BANs, 1.000%, 8/27/2021	1,264,577
3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	3,857,021
2,080,000		West Orange Township, NJ BANs, 1.500%, 12/18/2020	2,080,181
2,777,775		Westwood, NJ BANs, 1.500%, 12/18/2020	2,778,016
6,628,000		Woodbury, NJ BANs, 1.500%, 12/2/2021	6,693,750
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,070,056
7,440,000		Woodland Park, NJ BANs, 1.250%, 5/28/2021	7,461,611
9,800,000		Wood-Ridge Borough, NJ BANs, 1.000%, 9/10/2021	9,845,334
3,325,000		Woolwich, NJ, (Series B) BANs, 1.000%, 6/3/2021	3,333,313
		TOTAL	495,618,764
		New York— 9.2%
5,325,000		Avon, NY CSD BANs, 2.000%, 6/25/2021	5,357,155
4,750,000		Ballston Spa, NY CSD BANs, 1.500%, 6/25/2021	4,769,945
10,075,000		Berlin, NY CSD BANs, 2.000%, 6/30/2021	10,161,815
17,123,792		Brasher Falls, NY CSD BANs, 1.250%, 7/14/2021	17,191,982
4,000,000		Center Moriches, NY Union Free School District TANs, 1.500%, 6/25/2021	4,023,193
14,870,000		Cheektowaga-Maryvale, NY Union Free School District BANs, 1.500%, 6/29/2021	14,946,461
5,750,000		Dansville, NY CSD BANs, 1.250%, 6/25/2021	5,777,468
8,000,000		Delaware County, NY BANs, 1.500%, 9/1/2021	8,065,159
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,067,669
9,133,000		Hamilton, NY CSD, (Series B) BANs, 1.250%, 7/9/2021	9,168,561
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.180%, 12/3/2020	5,590,000
7,500,000		Herricks, NY Union Free School District TANs, 1.500%, 6/18/2021	7,544,893
4,229,182		Homer, NY CSD BANs, 1.000%, 11/5/2021	4,248,704
5,000,000		Jamesville-Dewitt, NY Cent School District BANs, 1.000%, 7/16/2021	5,017,372
5,857,462		Kingston, NY BANs, 1.500%, 8/24/2021	5,905,061
6,000,000		Malverne, NY Union Free School District TANs, 1.000%, 6/25/2021	6,018,566
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 4,590,000		McGraw, NY CSD BANs, 2.000%, 7/20/2021	$4,632,741
1,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	1,670,000
3,900,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.200%, 12/3/2020	3,900,000
5,675,000		New York City Housing Development Corp. (Reverend Ruben Diaz Gardens Apartments), (Series 2006A) Weekly VRDNs, (FHLMC LOC), 0.150%, 12/2/2020	5,675,000
5,210,000		New York City Housing Development Corp. (Sutter Avenue Associates LLC), (2006 Series A: Granville Payne Apartments) Weekly VRDNs, (Citibank N.A., New York LOC), 0.150%, 12/2/2020	5,210,000
33,370,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	33,370,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.310%, 12/3/2020	15,000,000
5,540,000		New York State Dormitory Authority (Montefiore Medical Center), Tender Option Bond Trust Receipts (Series 2020-XM0922) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 12/3/2020	5,540,000
16,020,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/10/2020	16,020,000
12,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	12,682,675
11,900,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2004C-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.120%, 12/2/2020	11,900,000
20,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries C-2) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.140%, 12/2/2020	20,000,000
9,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.160%, 12/2/2020	9,880,000
4,000,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 12/1/2020	4,000,000
12,255,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 12/2/2020	12,255,000
20,455,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.130%, 12/2/2020	20,455,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.610%, 12/3/2020	$10,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.160%, 12/3/2020	10,000,000
8,500,000		Owego-Apalachin, NY CSD BANs, 1.250%, 7/22/2021	8,546,035
2,059,000		Owego-Apalachin, NY CSD, (Series A) BANs, 1.250%, 8/20/2021	2,071,208
6,000,000		Oyster Bay-East Norwich, NY CSD TANs, 1.500%, 6/25/2021	6,035,470
9,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	9,046,321
6,000,000		Spencerport, NY CSD BANs, 1.500%, 6/24/2021	6,030,100
7,275,000		Whitehall, NY CSD BANs, 2.000%, 6/28/2021	7,336,231
5,500,000		Whitesboro, NY CSD BANs, 1.000%, 6/25/2021	5,518,608
1,742,590		Whitesboro, NY CSD BANs, 1.000%, 9/10/2021	1,750,386
3,808,027		Whitesboro, NY CSD BANs, 2.000%, 6/25/2021	3,830,378
		TOTAL	379,209,157
		North Carolina— 0.6%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.190%, 12/2/2020	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.190%, 12/2/2020	1,200,000
		TOTAL	26,300,000
		Ohio— 1.1%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.160%, 12/3/2020	7,000,000
		TOTAL	45,570,000
		Oregon— 0.5%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.170%, 12/3/2020	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.170%, 12/3/2020	10,000,000
		TOTAL	20,000,000
		Pennsylvania— 1.6%
8,600,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 0.250%, 12/2/2020	8,600,000
26,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.200%, 12/3/2020	26,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 4,710,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 12/2/2020	$4,710,000
13,900,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.170%, 12/3/2020	13,900,000
5,825,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 12/1/2020	5,825,000
4,000,000		Philadelphia, PA Airport System, (Series C-1) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.150%, 12/2/2020	4,000,000
2,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2017-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Bank of America N.A. LOC), 0.210%, 12/3/2020	2,070,000
2,000,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.460%, 12/3/2020	2,000,000
		TOTAL	67,605,000
		South Carolina— 1.2%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.210%, 12/2/2020	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.210%, 12/2/2020	10,100,000
5,500,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.200%, Mandatory Tender 1/6/2021	5,500,000
3,700,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.200%, Mandatory Tender 12/9/2020	3,700,000
2,815,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-XL0154) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 12/3/2020	2,815,000
4,900,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-YX1157) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 12/3/2020	4,900,000
		TOTAL	48,515,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	3,000,000
		Tennessee— 1.8%
25,620,000		Memphis-Shelby County, TN Industrial Development Board-PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.210%, 12/2/2020	25,620,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.350%, Mandatory Tender 1/8/2021	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$ 25,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series B-1), CP, (JPMorgan Chase Bank, N.A. LOC), 0.220%, Mandatory Tender 1/7/2021	$25,000,000
		TOTAL	75,620,000
		Texas— 10.6%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	5,000,000
17,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 0.250%, 12/2/2020	17,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 0.250%, 12/2/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2001) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2002) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	25,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 12/3/2020	28,500,000
19,805,000		Calhoun, TX Port Authority (Formosa Plastic Corp.), (Series 2012) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 12/3/2020	19,805,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 12/3/2020	2,100,000
620,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp. (United Parcel Service, Inc.), (Series 2002) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.160%, 12/1/2020	620,000
12,000,000		Gulf Coast, TX Waste Disposal Authority (American Acryl LP), (Series 2003) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.160%, 12/3/2020	12,000,000
10,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.200%, Mandatory Tender 1/13/2021	10,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.210%, 12/2/2020	4,000,000
9,000,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 1/4/2021	9,000,000
85,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.260%, 12/2/2020	85,800,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.300%, 12/2/2020	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.300%, 12/2/2020	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.300%, 12/2/2020	42,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.300%, 12/2/2020	$35,000,000
1,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (GTD by BASF SE), 0.250%, 12/2/2020	1,100,000
15,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 2000A), CP, (GTD by BASF SE), 0.330%, Mandatory Tender 12/1/2020	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, 0.150%, 12/2/2020	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	15,000,000
10,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 0.230%, Mandatory Tender 1/6/2021	10,000,000
		TOTAL	437,625,000
		Utah— 2.2%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 12/3/2020	89,675,000
550,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 12/3/2020	550,000
		TOTAL	90,225,000
		Virginia— 1.4%
35,600,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	35,600,000
4,800,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.140%, 12/3/2020	4,800,000
16,420,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.210%, 12/3/2020	16,420,000
		TOTAL	56,820,000
		Washington— 0.1%
1,680,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.170%, 12/3/2020	1,680,000
		Wisconsin— 0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
890,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.420%, 12/3/2020	890,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 3,025,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.330%, 12/3/2020	$3,025,000
		TOTAL	4,915,000
		Wyoming— 0.1%
3,900,000		Sweetwater County, WY PCRB (Pacificorp), (Series A) Weekly VRDNs, 0.170%, 12/2/2020	3,900,000
		TOTAL INVESTMENT IN SECURITIES—102.9% (AT AMORTIZED COST)[2]	4,245,529,173
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[3]	(120,126,112)
		TOTAL NET ASSETS—100%	$4,125,403,061
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

In valuing the Fund’s assets as of November 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDR	—Industrial Development Revenue
IDRB	—Industrial Development Revenue Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[4]
				2018[2]	2017[3]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[5]	0.009	0.010[6]	0.007	0.002	0.000[5]	0.000[5]
Net realized gain	—	0.000[5]	0.000[5]	0.000[5]	0.001	0.000[5]	0.000[5]
Total From Investment Operations	0.000[5]	0.009	0.010	0.007	0.003	0.000[5]	0.000[5]
Less Distributions:
Distributions from net investment income	(0.000)[5]	(0.009)	(0.010)	(0.007)	(0.002)	(0.000)[5]	(0.000)[5]
Distributions from net realized gain	—	(0.000)[5]	(0.000)[5]	(0.000)[5]	(0.001)	(0.000)[5]	—
Total Distributions	(0.000)[5]	(0.009)	(0.010)	(0.007)	(0.003)	(0.000)[5]	(0.000)[5]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[7]	0.01%	0.91%	0.99%	0.77%	0.29%	0.06%	0.00%[8]
Ratios to Average Net Assets:
Net expenses[9]	0.42%[10]	0.56%	0.56%[10]	0.55%	0.61%	0.28%[11]	0.15%[10]
Net investment income	0.01%[10]	0.90%	1.20%[10]	0.81%	0.23%	0.01%	0.01%[10]
Expense waiver/ reimbursement[12]	0.23%[10]	0.09%	0.09%[10]	0.10%	0.11%	0.53%	0.66%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$799,595	$818,565	$636,808	$48,952	$0[13]	$0[13]	$0[13]
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3
Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

4	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
5	Represents less than $0.001.
6	Per share numbers have been calculated using the average shares method.
7	Based on net asset value. Total returns for periods of less than one year are not annualized.
8	Represents less than 0.01%.
9	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
10	Computed on an annualized basis.
11
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.

12
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

13	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
				2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.000	$1.000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.007	0.008[4]	0.005	0.001	0.000[3]	0.000[3]
Net realized gain	—	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.000[3]	0.007	0.008[4]	0.005	0.002	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.007)	(0.008)	(0.005)	(0.001)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
Total Distributions	(0.000)[3]	(0.007)	(0.008)	(0.005)	(0.002)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.01%[6]	0.71%	0.79%	0.54%	0.17%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.42%[8]	0.78%	0.78%[8]	0.78%	0.76%	0.53%[9]	0.15%[8]
Net investment income	0.01%[8]	0.77%	0.95%[8]	0.46%	0.11%	0.01%	0.01%[8]
Expense waiver/ reimbursement[10]	0.48%[8]	0.12%	0.12%[8]	0.13%	0.16%	0.38%	0.76%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,163	$11,112	$44,873	$40,219	$68,690	$56,319	$0[11]
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
3	Represents less than $0.001.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.

10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

11	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.013[2]	0.011	0.001	0.001	0.000[3]
Net realized gain	—	0.001	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.001	0.013	0.013	0.011	0.002	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
Total Distributions	(0.001)	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	1.27%	1.27%	1.12%	0.72%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]	0.14%
Net investment income	0.21%[6]	1.24%	1.52%[6]	1.10%	0.64%	0.11%	0.01%
Expense waiver/ reimbursement[8]	0.09%[6]	0.09%	0.09%[6]	0.10%	0.11%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,158,344	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.010	0.011[3]	0.008	0.004	0.000[2]	0.000[2]
Net realized gain	—	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]	0.000[2]
Total From Investment Operations	0.000[2]	0.010	0.011	0.008	0.005	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.011)	(0.008)	(0.004)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]	(0.000)[2]
Total Distributions	(0.000)[2]	(0.010)	(0.011)	(0.008)	(0.005)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	1.01%	1.06%	0.87%	0.47%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.40%[6]	0.46%	0.46%[6]	0.46%	0.46%	0.25%[7]	0.14%
Net investment income	0.03%[6]	0.98%	1.26%[6]	0.84%	0.39%	0.03%	0.01%
Expense waiver/ reimbursement[8]	0.15%[6]	0.09%	0.09%[6]	0.10%	0.11%	0.31%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$438,071	$515,994	$410,580	$449,099	$369,709	$584,893	$726,226

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
				2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.006	0.007[4]	0.004	0.000[3]	0.000[3]	0.000[3]
Net realized gain	—	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.000[3]	0.006	0.007	0.004	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.006)	(0.007)	(0.004)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	—
Total Distributions	0.000[3]	(0.006)	(0.007)	(0.004)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.01%	0.60%	0.69%	0.43%	0.11%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.42%[8]	0.88%	0.91%[8]	0.90%	0.82%	0.33%[9]	0.15%[8]
Net investment income	0.01%[8]	0.60%	0.83%[8]	0.35%	0.04%	0.01%	0.01%[8]
Expense waiver/ reimbursement[10]	0.57%[8]	0.11%	0.09%[8]	0.10%	0.19%	0.68%	0.86%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,164	$44,704	$50,506	$49,804	$88,884	$118,980	$15,750
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
3	Represents less than $0.001.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.

10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
				2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.005	0.006[4]	0.003	0.000[3]	0.000[3]	0.000[3]
Net realized gain	—	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.000[3]	0.005	0.006	0.003	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.005)	(0.006)	(0.003)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	—
Total Distributions	(0.000)[3]	(0.005)	(0.006)	(0.003)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.01%	0.49%	0.59%	0.31%	0.07%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.42%[8]	0.99%	1.02%[8]	1.02%	0.83%	0.30%[9]	0.15%[8]
Net investment income	0.01%[8]	0.49%	0.71%[8]	0.30%	0.01%	0.01%	0.01%[8]
Expense waiver/ reimbursement[10]	0.84%[8]	0.27%	0.24%[8]	0.24%	0.45%	0.96%	1.11%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$282,689	$240,445	$281,674	$328,142	$118,975	$210,967	$94,515
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
3	Represents less than $0.001.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.

10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012[2]	0.010	0.006	0.001	0.000[3]
Net realized gain	—	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.007	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.007)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.06%	1.16%	1.19%	1.02%	0.62%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.31%[6]	0.31%	0.31%[6]	0.31%	0.31%	0.18%[7]	0.14%
Net investment income	0.12%[6]	1.16%	1.41%[6]	1.01%	0.57%	0.05%	0.01%
Expense waiver/ reimbursement[8]	0.09%[6]	0.09%	0.09%[6]	0.10%	0.11%	0.23%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$390,377	$359,491	$409,796	$635,782	$255,216	$153,275	$450,631

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,245,529,173
Cash	108,956
Income receivable	5,344,516
Receivable for shares sold	3,024,342
Total Assets	4,254,006,987
Liabilities:
Payable for investments purchased	121,134,282
Payable for shares redeemed	7,043,529
Income distribution payable	28,856
Payable for investment adviser fee (Note 4)	12,906
Payable for administrative fee (Note 4)	8,824
Payable for distribution services fee (Note 4)	10,255
Payable for other service fees (Notes 2 and 4)	109,551
Accrued expenses (Note 4)	255,723
Total Liabilities	128,603,926
Net assets for 4,125,382,257 shares outstanding	$4,125,403,061
Net Assets Consist of:
Paid-in capital	$4,125,361,946
Total distributable earnings (loss)	41,115
Total Net Assets	$4,125,403,061
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$799,594,838 ÷ 799,590,811 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$12,162,927 ÷ 12,162,864 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,158,343,975 ÷ 2,158,333,121 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$438,071,303 ÷ 438,069,072 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$44,163,842 ÷ 44,163,620 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$282,689,070 ÷ 282,687,620 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$390,377,106 ÷ 390,375,149 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Interest	$8,240,639
Expenses:
Investment adviser fee (Note 4)	3,903,165
Administrative fee (Note 4)	1,521,767
Custodian fees	59,145
Transfer agent fees (Note 2)	591,911
Directors’/Trustees’ fees (Note 4)	7,774
Auditing fees	12,810
Legal fees	16,905
Portfolio accounting fees	131,390
Distribution services fee (Note 4)	885,448
Other service fees (Notes 2 and 4)	2,177,698
Share registration costs	164,590
Printing and postage	28,397
Miscellaneous (Note 4)	11,714
TOTAL EXPENSES	9,512,714
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(1,694,286)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,851,727)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,546,013)
Net expenses	5,966,701
Net investment income	2,273,938
Change in net assets resulting from operations	$2,273,938
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,273,938	$37,745,198
Net realized gain (loss)	—	25,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,273,938	37,770,368
Distributions to Shareholders:
Automated Shares	(41,586)	(6,350,668)
Investment Shares	(573)	(176,409)
Wealth Shares	(1,976,735)	(21,420,026)
Service Shares	(81,598)	(4,201,420)
Cash II Shares	(2,214)	(282,489)
Cash Series Shares	(13,224)	(1,365,363)
Capital Shares	(210,717)	(3,966,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,326,647)	(37,762,933)
Share Transactions:
Proceeds from sale of shares	3,515,531,203	6,290,338,723
Net asset value of shares issued to shareholders in payment of distributions declared	1,992,053	33,641,585
Cost of shares redeemed	(2,892,812,502)	(6,370,870,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	624,710,754	(46,889,997)
Change in net assets	624,658,045	(46,882,562)
Net Assets:
Beginning of period	3,500,745,016	3,547,627,578
End of period	$4,125,403,061	$3,500,745,016
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,546,013 is disclosed in various locations in this Note 2 and Note 4. For the six months ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$410,789	$—
Investment Shares	5,538	—
Wealth Shares	15,071	—
Service Shares	3,700	—
Cash II Shares	20,031	—
Cash Series Shares	133,865	(39,226)
Capital Shares	2,917	(3)
TOTAL	$591,911	$(39,229)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended November 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,010,114	$(6,683)	$(577,010)
Investment Shares	14,326	(610)	(13,537)
Service Shares	582,278	(6,942)	(144,047)
Cash II Shares	55,481	(603)	(54,878)
Cash Series Shares	330,255	(2,879)	(327,376)
Capital Shares	185,244	—	—
TOTAL	$2,177,698	$(17,717)	$(1,116,848)
For the six months ended November 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	199,504,560	$199,504,560	623,344	$623,344
Shares issued to shareholders in payment of distributions declared	41,586	41,586	6,345	6,345
Shares redeemed	(218,502,634)	(218,502,634)	(447,938)	(447,938)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(18,956,488)	$(18,956,488)	181,751	$181,751
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	8,897,646	$8,897,646	62,570	$62,570
Shares issued to shareholders in payment of distributions declared	573	573	162	162
Shares redeemed	(7,847,440)	(7,847,440)	(96,491)	(96,491)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	1,050,779	$1,050,779	(33,759)	$(33,759)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,350,038,046	$2,350,038,046	3,376,792	$3,376,792
Shares issued to shareholders in payment of distributions declared	1,649,314	1,649,314	18,132	18,132
Shares redeemed	(1,703,756,582)	(1,703,756,582)	(3,597,880)	(3,597,880)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	647,930,778	$647,930,778	(202,956)	$(202,956)
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	413,524,053	$413,524,053	1,087,931	$1,087,931
Shares issued to shareholders in payment of distributions declared	75,429	75,429	3,596	3,596
Shares redeemed	(491,513,936)	(491,513,936)	(986,116)	(986,116)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(77,914,454)	$(77,914,454)	105,411	$105,411
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	13,295,920	$13,295,920	37,029	$37,029
Shares issued to shareholders in payment of distributions declared	2,207	2,207	278	278
Shares redeemed	(13,837,650)	(13,837,650)	(43,110)	(43,110)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(539,523)	$(539,523)	(5,803)	$(5,803)
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	306,420,179	$306,420,179	515,735	$515,735
Shares issued to shareholders in payment of distributions declared	13,128	13,128	1,353	1,353
Shares redeemed	(264,185,236)	(264,185,236)	(558,317)	(558,317)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	42,248,071	$42,248,071	(41,229)	$(41,229)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	223,850,799	$223,850,799	586,938	$586,938
Shares issued to shareholders in payment of distributions declared	209,816	209,816	3,775	3,775
Shares redeemed	(193,169,024)	(193,169,024)	(641,018)	(641,018)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,891,591	$30,891,591	(50,305)	$(50,305)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	624,710,754	$624,710,754	(46,890)	$(46,890)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2020, the Adviser voluntarily waived $1,694,286 of its fee and voluntarily reimbursed $39,229 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$14,326	$(8,332)
Cash II Shares	77,816	(51,902)
Cash Series Shares	793,306	(617,699)
TOTAL	$885,448	$(677,933)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended November 30, 2020, FSSC reimbursed $17,717 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next
Semi-Annual Shareholder Report

effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $829,350,000 and $969,250,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$[2]2.11
Investment Shares	$1,000	$1,000.10	$[3]2.11
Wealth Shares	$1,000	$1,001.10	$1.05
Service Shares	$1,000	$1,000.20	$[4]2.01
Cash II Shares	$1,000	$1,000.10	$[5]2.11
Cash Series Shares	$1,000	$1,000.10	$[6]2.11
Capital Shares	$1,000	$1,000.60	$1.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.96	$[2]2.13
Investment Shares	$1,000	$1,022.96	$[3]2.13
Wealth Shares	$1,000	$1,024.02	$1.07
Service Shares	$1,000	$1,023.06	$[4]2.03
Cash II Shares	$1,000	$1,022.96	$[5]2.13
Cash Series Shares	$1,000	$1,022.96	$[6]2.13
Capital Shares	$1,000	$1,023.51	$1.57

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.42%
Investment Shares	0.42%
Wealth Shares	0.21%
Service Shares	0.40%
Cash II Shares	0.42%
Cash Series Shares	0.42%
Capital Shares	0.31%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.56% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $2.81 and $2.84, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Investment Shares current Fee Limit of 0.78% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $3.91 and $3.96, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $2.31 and $2.33, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $4.56 and $4.61, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $5.11 and $5.17, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Municipal Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MUNICIPAL OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Semi-Annual Shareholder Report

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (1/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Wealth | MOFXX

Federated Hermes Municipal Obligations Fund
(formerly, Federated Municipal Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.3%
Municipal Notes	22.0%
Commercial Paper	5.6%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.8%
8-30 Days	4.9%
31-90 Days	15.5%
91-180 Days	4.6%
181 Days or more	11.1%
Other Assets and Liabilities—Net[2]	(2.9)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 102.9%
		Alabama— 3.0%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	$3,470,000
1,120,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 12/3/2020	1,120,000
40,440,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 0.150%, 12/1/2020	40,440,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.270%, 12/2/2020	15,000,000
5,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.150%, 12/1/2020	5,100,000
5,450,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.130%, 12/1/2020	5,450,000
11,610,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.190%, 12/3/2020	11,610,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.160%, 12/3/2020	10,000,000
2,695,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.150%, 12/1/2020	2,695,000
25,550,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.210%, 12/2/2020	25,550,000
2,600,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 0.150%, 12/1/2020	2,600,000
1,150,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.150%, 12/1/2020	1,150,000
		TOTAL	124,185,000
		Arizona— 0.3%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.300%, 12/3/2020	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.190%, 12/3/2020	6,750,000
		TOTAL	12,360,000
		Arkansas— 0.3%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.190%, 12/2/2020	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.230%, 12/2/2020	3,830,000
5,800,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.230%, 12/2/2020	5,800,000
		TOTAL	11,430,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— 10.0%
$ 4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.190%, 12/3/2020	$4,910,000
4,800,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.130%, 12/3/2020	4,800,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.230%, 12/3/2020	20,000,000
2,050,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 0.270%, 12/3/2020	2,050,000
37,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.450%, Mandatory Tender 7/1/2021	37,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.150%, 12/3/2020	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.170%, 12/3/2020	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.200%, 12/2/2020	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.170%, 12/3/2020	2,940,000
1,100,000		California State Department of Water Resources, (Series 2), CP, 0.190%, Mandatory Tender 1/13/2021	1,100,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 5/12/2021	20,000,000
6,230,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 5/4/2021	6,230,000
2,590,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 5/4/2021	2,590,000
7,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	7,500,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.260%, Mandatory Tender 5/11/2021	12,000,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.240%, Mandatory Tender 2/4/2021	16,000,000
2,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.210%, Mandatory Tender 1/13/2021	2,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.250%, Mandatory Tender 1/6/2021	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.210%, Mandatory Tender 1/13/2021	7,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 28,945,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 12/3/2020	$28,945,000
33,950,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.290%, 12/2/2020	33,950,000
2,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	2,700,000
3,300,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	3,300,000
1,910,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.140%, 12/3/2020	1,910,000
35,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9038) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.260%, 12/3/2020	35,000,000
55,615,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Tender Option Bond Trust Floater Certificates (2020- MIZ9040) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.260%, 12/3/2020	55,615,000
14,000,000		Metropolitan Water District of Southern California, (Series 2017 C) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	14,000,000
2,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	2,000,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.180%, 12/3/2020	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.180%, 12/3/2020	2,000,000
34,000,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 12/1/2020	34,000,000
		TOTAL	410,540,000
		Colorado— 0.4%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.300%, 12/3/2020	4,615,000
1,460,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 12/3/2020	1,460,000
1,500,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.350%, 12/3/2020	1,500,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 12/1/2020	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	2,185,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	$1,835,000
		TOTAL	17,895,000
		Connecticut— 0.7%
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016- XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 0.200%, 12/3/2020	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.290%, Optional Tender 4/1/2021	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	10,890,000
2,600,000		Manchester, CT BANs, 2.000%, 2/18/2021	2,598,595
3,975,000		Southington, CT BANs, 2.500%, 1/27/2021	3,978,961
		TOTAL	30,467,556
		Florida— 5.0%
20,745,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.160%, 12/1/2020	20,745,000
3,610,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.150%, 12/1/2020	3,610,000
6,000,000		Broward County, FL Port Facilities, RBC Municipal Products Trust (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 3/1/2021	6,000,000
3,050,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 12/1/2020	3,050,000
10,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail) TOBs, (GTD by United States Treasury), 0.550%, Mandatory Tender 1/28/2021	10,000,000
9,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G- 25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 4/1/2021	9,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 3/1/2021	5,000,000
8,500,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.200%, Mandatory Tender 12/2/2020	8,500,000
21,395,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	21,395,000
18,765,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 12/2/2020	18,765,000
600,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 0.160%, 12/1/2020	600,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.190%, 12/3/2020	25,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 34,745,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	$34,745,000
37,500,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.150%, 12/1/2020	37,500,000
		TOTAL	203,910,000
		Georgia— 3.7%
6,000,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.170%, 12/1/2020	6,000,000
2,890,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.170%, 12/1/2020	2,890,000
22,240,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.150%, 12/1/2020	22,240,000
800,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 0.180%, 12/1/2020	800,000
32,725,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.160%, 12/1/2020	32,725,000
6,580,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.170%, 12/1/2020	6,580,000
2,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 0.160%, 12/1/2020	2,200,000
3,500,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.160%, 12/1/2020	3,500,000
1,240,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.170%, 12/1/2020	1,240,000
3,065,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.170%, 12/1/2020	3,065,000
69,800,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.260%, 12/2/2020	69,800,000
		TOTAL	151,040,000
		Hawaii— 0.2%
6,975,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.560%, 12/3/2020	6,975,000
		Illinois— 0.8%
4,680,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 12/3/2020	4,680,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
4,700,000		Illinois Finance Authority - Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.190%, 12/3/2020	4,700,000
17,540,000		Illinois Finance Authority (McKinley Foundation), (Series 2007A) Weekly VRDNs, (KeyBank, N.A. LOC), 0.210%, 12/3/2020	17,540,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.190%, 12/3/2020	$6,075,000
135,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.170%, 12/3/2020	135,000
		TOTAL	34,130,000
		Indiana— 1.4%
12,835,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	12,860,377
4,750,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.210%, 12/3/2020	4,750,000
39,450,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 0.250%, 12/2/2020	39,450,000
600,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 12/3/2020	600,000
		TOTAL	57,660,377
		Iowa— 0.2%
3,745,000		Iowa Finance Authority (Cone Ent.), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.160%, 12/3/2020	3,745,000
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.170%, 12/3/2020	5,300,000
		TOTAL	9,045,000
		Kansas— 0.5%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.250%, 12/2/2020	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.250%, 12/2/2020	16,000,000
		TOTAL	21,000,000
		Kentucky— 0.7%
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	1,785,000
6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	6,500,000
1,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.180%, 12/1/2020	1,100,000
15,400,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.140%, 12/1/2020	15,400,000
4,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.180%, 12/1/2020	4,800,000
		TOTAL	29,585,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— 3.8%
$ 15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 0.250%, 12/2/2020	$15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 0.250%, 12/2/2020	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 0.250%, 12/2/2020	14,000,000
3,000,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 12/2/2020	3,000,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 0.190%, 12/2/2020	14,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	4,630,000
3,000,000		Louisiana Local Government Environmental Facilities CDA (BASF Corp.), (Series 2000A) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	3,000,000
1,000,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 0.260%, 12/3/2020	1,000,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	21,260,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.180%, 12/2/2020	49,640,000
22,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.200%, 12/2/2020	22,200,000
		TOTAL	155,530,000
		Maine— 0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.230%, 12/2/2020	22,260,000
		Maryland— 0.1%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Mandatory Tender 1/4/2021	5,000,000
		Massachusetts— 2.4%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.210%, 12/3/2020	46,540,000
5,043,000		Holbrook, MA BANs, 1.750%, 3/17/2021	5,056,357
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.250%, Mandatory Tender 1/27/2021	10,000,000
8,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 0.300%, Mandatory Tender 12/16/2020	8,300,000
2,005,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.220%, Mandatory Tender 1/27/2021	2,005,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 25,543,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.220%, Mandatory Tender 2/3/2021	$25,543,000
		TOTAL	97,444,357
		Michigan— 0.6%
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 0.180%, 12/3/2020	5,800,000
7,180,000		Michigan Finance Authority Local Government Loan Program (McLaren Health Care Corp.), (Series 2015D) TOBs, 0.610%, Mandatory Tender 8/9/2021	7,180,000
6,385,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs, (Royal Bank of Canada LOC), 0.140%, 12/2/2020	6,385,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.100%, 12/3/2020	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	5,250,000
		TOTAL	26,415,000
		Minnesota— 0.1%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 12/4/2020	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 0.340%, 12/4/2020	975,000
1,525,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.310%, 12/3/2020	1,525,000
		TOTAL	5,465,000
		Mississippi— 0.6%
4,670,000		Mississippi Business Finance Corp. (Gulf Power Co.), (1st Series 2019) Daily VRDNs, 0.150%, 12/1/2020	4,670,000
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.230%, 12/3/2020	20,100,000
		TOTAL	24,770,000
		Missouri— 0.4%
15,000,000		Kansas City, MO IDA (Kansas City, MO Airport Revenue), Tender Option Bond Trust Receipts (Series 2020-XL-150) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	15,000,000
		Multi-State— 23.4%
111,995,000		Agency Enhanced Affordable Housing Trust 2012-60, (Series 2012-60) TOBs, (GTD by FHLMC), 1.149%, Mandatory Tender 2/23/2021	112,028,962
59,525,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.310%, 12/3/2020	59,525,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.210%, 12/3/2020	$15,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.210%, 12/3/2020	52,000,000
178,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	178,500,000
86,800,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	86,800,000
71,000,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.180%, 12/3/2020	71,000,000
28,600,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	28,600,000
75,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	75,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.240%, 12/3/2020	37,000,000
102,275,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 12/1/2020	102,275,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	40,800,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	62,000,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 12/3/2020	45,000,000
		TOTAL	965,528,962
		Nebraska— 0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.210%, 12/2/2020	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.210%, 12/2/2020	1,875,000
		TOTAL	9,375,000
		Nevada— 1.0%
32,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.130%, 12/2/2020	32,900,000
1,515,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 12/3/2020	1,515,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— continued
$ 7,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (GTD by United States Treasury), 0.500%, Mandatory Tender 7/1/2021	$7,500,000
		TOTAL	41,915,000
		New Jersey— 12.0%
4,230,759		Allendale, NJ BANs, 2.500%, 4/23/2021	4,242,975
4,080,000		Alpha Borough, NJ BANs, 1.500%, 11/16/2021	4,118,132
2,200,000		Atlantic Highlands, NJ BANs, 1.500%, 3/3/2021	2,201,918
1,114,865		Avon By The Sea, NJ BANs, 1.500%, 2/24/2021	1,115,530
1,930,000		Boonton Township, NJ BANs, 1.000%, 9/3/2021	1,938,567
3,089,863		Boonton, NJ BANs, 1.000%, 6/25/2021	3,100,325
5,513,000		Burlington, NJ, (Series A) BANs, 2.000%, 5/27/2021	5,546,228
7,057,250		Butler Borough, NJ BANs, 1.000%, 9/10/2021	7,089,917
12,676,000		Carteret, NJ BANs, 1.000%, 6/4/2021	12,708,122
8,350,000		Cresskill Borough, NJ BANs, 1.000%, 10/15/2021	8,391,976
2,474,750		Demarest, NJ BANs, 1.000%, 6/25/2021	2,483,127
5,877,650		Deptford Township, NJ, (Series A) BANs, 1.250%, 7/15/2021	5,901,152
1,513,051		East Greenwich Township, NJ BANs, 2.000%, 12/10/2020	1,513,301
16,323,831		Fairfield Township, NJ BANs, 0.900%, 2/19/2021	16,345,109
5,964,000		Fairview, NJ BANs, 1.000%, 8/27/2021	5,990,224
3,105,105		Franklin Township (Gloucester County), NJ BANs, 1.250%, 7/16/2021	3,117,001
1,545,161		Franklin Township, Warren County, NJ BANs, 1.500%, 2/2/2021	1,545,737
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 12/3/2020	20,940,000
14,188,000		Garfield, NJ BANs, 1.250%, 8/6/2021	14,259,919
3,905,000		Garwood, NJ BANs, 1.000%, 11/5/2021	3,923,039
5,972,767		Gloucester City, NJ BANs, 1.500%, 11/23/2021	6,029,706
10,285,000		Hamilton Township, NJ, (Series B) BANs, 1.750%, 2/17/2021	10,299,032
6,065,000		Hasbrouck Heights, NJ Board of Education BANs, 1.250%, 7/9/2021	6,088,607
9,264,000		Highland Park, NJ BANs, 2.500%, 4/8/2021	9,281,526
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,190,035
4,511,540		Hopatcong, NJ BANs, 1.250%, 7/23/2021	4,530,224
3,428,150		Lawrence Township, NJ BANs, 1.250%, 7/9/2021	3,441,498
5,231,000		Leonia, NJ BANs, 1.000%, 8/20/2021	5,253,403
6,277,000		Logan Township, NJ BANs, 1.000%, 10/20/2021	6,307,940
9,000,000		Lyndhurst Township, NJ BANs, 1.000%, 9/8/2021	9,041,339
2,250,000		Lyndhurst Township, NJ BANs, 1.250%, 3/12/2021	2,251,538
4,060,000		Lyndhurst Township, NJ BANs, 1.500%, 2/5/2021	4,062,672
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 8,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	$8,514,280
13,963,000		Marlboro Township, NJ BANs, 1.750%, 5/14/2021	14,006,415
2,428,000		Milltown, NJ, (Series 2019A) BANs, 1.500%, 12/17/2020	2,428,177
7,225,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	7,225,000
3,040,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	3,040,000
3,805,000		New Jersey EDA (Geriatric Services Housing Corp., Inc. - (CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.290%, 12/2/2020	3,805,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.410%, 12/3/2020	11,255,000
1,365,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 12/4/2020	1,365,000
2,675,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 2009) Weekly VRDNs, (Valley National Bank LOC), 0.210%, 12/3/2020	2,675,000
4,595,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.430%, 12/3/2020	4,595,000
15,385,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.230%, 12/3/2020	15,385,000
44,110,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/17/2020	44,110,000
5,105,000		North Haledon, NJ BANs, 1.500%, 4/29/2021	5,128,794
2,710,000		Ocean Township, NJ (Ocean County) BANs, 1.000%, 9/9/2021	2,721,253
2,051,554		Oceanport, NJ BANs, 1.250%, 2/25/2021	2,054,664
4,615,500		Palmyra Borough, NJ, (2019 Series A) BANs, 1.500%, 12/15/2020	4,615,831
8,916,000		Passaic, NJ BANs, 1.000%, 8/26/2021	8,953,774
1,686,600		Paulsboro, NJ BANs, 1.500%, 1/28/2021	1,687,259
3,241,000		Pitman, NJ, (2019 Series A) BANs, 1.500%, 12/17/2020	3,241,266
5,600,000		Point Pleasant, NJ BANs, 1.000%, 10/15/2021	5,628,639
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,808,578
7,641,300		Ramsey, NJ BANs, 2.000%, 1/8/2021	7,647,411
5,784,131		Raritan, NJ, (Series A) BANs, 1.250%, 7/8/2021	5,806,550
9,837,739		Rockaway Borough, NJ BANs, 1.000%, 1/22/2021	9,845,412
4,699,654		Roselle, NJ, (Series A) BANs, 1.500%, 7/23/2021	4,726,603
3,680,450		Roxbury Township, NJ BANs, 1.750%, 3/5/2021	3,687,959
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	$6,396,495
3,647,500		South Hackensack, NJ BANs, 1.500%, 12/18/2020	3,647,833
4,984,075		South Plainfield, NJ BANs, 1.000%, 8/20/2021	5,005,433
2,735,895		Southampton Township, NJ BANs, 1.250%, 7/8/2021	2,746,166
11,785,000		Stafford Township, NJ, (Series A) BANs, 2.500%, 4/28/2021	11,817,829
4,571,787		Union Beach, NJ BANs, 1.000%, 10/29/2021	4,592,470
8,210,727		Vernon Township, NJ BANs, 1.000%, 3/19/2021	8,225,356
7,693,000		Voorhees Township, NJ BANs, 1.000%, 8/18/2021	7,724,596
6,652,000		Wallington, NJ BANs, 1.000%, 8/20/2021	6,680,488
5,168,000		Washington Township (Morris County), NJ BANs, 1.000%, 8/25/2021	5,190,555
1,259,500		Washington Township, NJ (Warren County) BANs, 1.000%, 8/27/2021	1,264,577
3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	3,857,021
2,080,000		West Orange Township, NJ BANs, 1.500%, 12/18/2020	2,080,181
2,777,775		Westwood, NJ BANs, 1.500%, 12/18/2020	2,778,016
6,628,000		Woodbury, NJ BANs, 1.500%, 12/2/2021	6,693,750
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,070,056
7,440,000		Woodland Park, NJ BANs, 1.250%, 5/28/2021	7,461,611
9,800,000		Wood-Ridge Borough, NJ BANs, 1.000%, 9/10/2021	9,845,334
3,325,000		Woolwich, NJ, (Series B) BANs, 1.000%, 6/3/2021	3,333,313
		TOTAL	495,618,764
		New York— 9.2%
5,325,000		Avon, NY CSD BANs, 2.000%, 6/25/2021	5,357,155
4,750,000		Ballston Spa, NY CSD BANs, 1.500%, 6/25/2021	4,769,945
10,075,000		Berlin, NY CSD BANs, 2.000%, 6/30/2021	10,161,815
17,123,792		Brasher Falls, NY CSD BANs, 1.250%, 7/14/2021	17,191,982
4,000,000		Center Moriches, NY Union Free School District TANs, 1.500%, 6/25/2021	4,023,193
14,870,000		Cheektowaga-Maryvale, NY Union Free School District BANs, 1.500%, 6/29/2021	14,946,461
5,750,000		Dansville, NY CSD BANs, 1.250%, 6/25/2021	5,777,468
8,000,000		Delaware County, NY BANs, 1.500%, 9/1/2021	8,065,159
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,067,669
9,133,000		Hamilton, NY CSD, (Series B) BANs, 1.250%, 7/9/2021	9,168,561
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.180%, 12/3/2020	5,590,000
7,500,000		Herricks, NY Union Free School District TANs, 1.500%, 6/18/2021	7,544,893
4,229,182		Homer, NY CSD BANs, 1.000%, 11/5/2021	4,248,704
5,000,000		Jamesville-Dewitt, NY Cent School District BANs, 1.000%, 7/16/2021	5,017,372
5,857,462		Kingston, NY BANs, 1.500%, 8/24/2021	5,905,061
6,000,000		Malverne, NY Union Free School District TANs, 1.000%, 6/25/2021	6,018,566
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 4,590,000		McGraw, NY CSD BANs, 2.000%, 7/20/2021	$4,632,741
1,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	1,670,000
3,900,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.200%, 12/3/2020	3,900,000
5,675,000		New York City Housing Development Corp. (Reverend Ruben Diaz Gardens Apartments), (Series 2006A) Weekly VRDNs, (FHLMC LOC), 0.150%, 12/2/2020	5,675,000
5,210,000		New York City Housing Development Corp. (Sutter Avenue Associates LLC), (2006 Series A: Granville Payne Apartments) Weekly VRDNs, (Citibank N.A., New York LOC), 0.150%, 12/2/2020	5,210,000
33,370,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	33,370,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.310%, 12/3/2020	15,000,000
5,540,000		New York State Dormitory Authority (Montefiore Medical Center), Tender Option Bond Trust Receipts (Series 2020-XM0922) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.170%, 12/3/2020	5,540,000
16,020,000		New York State Dormitory Authority (St. John’s University), Clipper Tax-Exempt Certificates Trust (2009-45) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/10/2020	16,020,000
12,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	12,682,675
11,900,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2004C-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.120%, 12/2/2020	11,900,000
20,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries C-2) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.140%, 12/2/2020	20,000,000
9,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.160%, 12/2/2020	9,880,000
4,000,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 12/1/2020	4,000,000
12,255,000		New York State HFA (29 Flatbush Associates, LLC), (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.120%, 12/2/2020	12,255,000
20,455,000		New York State HFA (8 East 102nd Street Housing), (Series 2010A) Weekly VRDNs, (TD Bank, N.A. LOC), 0.130%, 12/2/2020	20,455,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.610%, 12/3/2020	$10,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.160%, 12/3/2020	10,000,000
8,500,000		Owego-Apalachin, NY CSD BANs, 1.250%, 7/22/2021	8,546,035
2,059,000		Owego-Apalachin, NY CSD, (Series A) BANs, 1.250%, 8/20/2021	2,071,208
6,000,000		Oyster Bay-East Norwich, NY CSD TANs, 1.500%, 6/25/2021	6,035,470
9,000,000		Schoharie County, NY BANs, 1.500%, 6/18/2021	9,046,321
6,000,000		Spencerport, NY CSD BANs, 1.500%, 6/24/2021	6,030,100
7,275,000		Whitehall, NY CSD BANs, 2.000%, 6/28/2021	7,336,231
5,500,000		Whitesboro, NY CSD BANs, 1.000%, 6/25/2021	5,518,608
1,742,590		Whitesboro, NY CSD BANs, 1.000%, 9/10/2021	1,750,386
3,808,027		Whitesboro, NY CSD BANs, 2.000%, 6/25/2021	3,830,378
		TOTAL	379,209,157
		North Carolina— 0.6%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.190%, 12/2/2020	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.190%, 12/2/2020	1,200,000
		TOTAL	26,300,000
		Ohio— 1.1%
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.160%, 12/3/2020	7,000,000
		TOTAL	45,570,000
		Oregon— 0.5%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.170%, 12/3/2020	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.170%, 12/3/2020	10,000,000
		TOTAL	20,000,000
		Pennsylvania— 1.6%
8,600,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 0.250%, 12/2/2020	8,600,000
26,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.200%, 12/3/2020	26,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 4,710,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 12/2/2020	$4,710,000
13,900,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.170%, 12/3/2020	13,900,000
5,825,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 12/1/2020	5,825,000
4,000,000		Philadelphia, PA Airport System, (Series C-1) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.150%, 12/2/2020	4,000,000
2,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2017-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Bank of America N.A. LOC), 0.210%, 12/3/2020	2,070,000
2,000,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.460%, 12/3/2020	2,000,000
		TOTAL	67,605,000
		South Carolina— 1.2%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.210%, 12/2/2020	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.210%, 12/2/2020	10,100,000
5,500,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.200%, Mandatory Tender 1/6/2021	5,500,000
3,700,000		South Carolina Public Service Company (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 0.200%, Mandatory Tender 12/9/2020	3,700,000
2,815,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-XL0154) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 12/3/2020	2,815,000
4,900,000		South Carolina State Public Service Authority (Santee Cooper) (Santee Cooper), CDI Net Liquidity (Series 2020-YX1157) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.260%, 12/3/2020	4,900,000
		TOTAL	48,515,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.170%, 12/3/2020	3,000,000
		Tennessee— 1.8%
25,620,000		Memphis-Shelby County, TN Industrial Development Board-PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.210%, 12/2/2020	25,620,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.350%, Mandatory Tender 1/8/2021	25,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$ 25,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series B-1), CP, (JPMorgan Chase Bank, N.A. LOC), 0.220%, Mandatory Tender 1/7/2021	$25,000,000
		TOTAL	75,620,000
		Texas— 10.6%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	5,000,000
17,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 0.250%, 12/2/2020	17,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 0.250%, 12/2/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2001) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2002) Weekly VRDNs, (GTD by BASF SE), 0.280%, 12/2/2020	25,000,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 12/3/2020	28,500,000
19,805,000		Calhoun, TX Port Authority (Formosa Plastic Corp.), (Series 2012) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.130%, 12/3/2020	19,805,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.170%, 12/3/2020	2,100,000
620,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp. (United Parcel Service, Inc.), (Series 2002) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.160%, 12/1/2020	620,000
12,000,000		Gulf Coast, TX Waste Disposal Authority (American Acryl LP), (Series 2003) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.160%, 12/3/2020	12,000,000
10,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.200%, Mandatory Tender 1/13/2021	10,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.210%, 12/2/2020	4,000,000
9,000,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 1/4/2021	9,000,000
85,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.260%, 12/2/2020	85,800,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.300%, 12/2/2020	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.300%, 12/2/2020	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.300%, 12/2/2020	42,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.300%, 12/2/2020	$35,000,000
1,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (GTD by BASF SE), 0.250%, 12/2/2020	1,100,000
15,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 2000A), CP, (GTD by BASF SE), 0.330%, Mandatory Tender 12/1/2020	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, 0.150%, 12/2/2020	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.210%, 12/3/2020	15,000,000
10,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 0.230%, Mandatory Tender 1/6/2021	10,000,000
		TOTAL	437,625,000
		Utah— 2.2%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 12/3/2020	89,675,000
550,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 12/3/2020	550,000
		TOTAL	90,225,000
		Virginia— 1.4%
35,600,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	35,600,000
4,800,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.140%, 12/3/2020	4,800,000
16,420,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.210%, 12/3/2020	16,420,000
		TOTAL	56,820,000
		Washington— 0.1%
1,680,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.170%, 12/3/2020	1,680,000
		Wisconsin— 0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 12/3/2020	1,000,000
890,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.420%, 12/3/2020	890,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 3,025,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.330%, 12/3/2020	$3,025,000
		TOTAL	4,915,000
		Wyoming— 0.1%
3,900,000		Sweetwater County, WY PCRB (Pacificorp), (Series A) Weekly VRDNs, 0.170%, 12/2/2020	3,900,000
		TOTAL INVESTMENT IN SECURITIES—102.9% (AT AMORTIZED COST)[2]	4,245,529,173
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[3]	(120,126,112)
		TOTAL NET ASSETS—100%	$4,125,403,061
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
19

In valuing the Fund’s assets as of November 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDR	—Industrial Development Revenue
IDRB	—Industrial Development Revenue Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.013[2]	0.011	0.001	0.001	0.000[3]
Net realized gain	—	0.001	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.001	0.013	0.013	0.011	0.002	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
Total Distributions	(0.001)	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	1.27%	1.27%	1.12%	0.72%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]	0.14%
Net investment income	0.21%[6]	1.24%	1.52%[6]	1.10%	0.64%	0.11%	0.01%
Expense waiver/ reimbursement[8]	0.09%[6]	0.09%	0.09%[6]	0.10%	0.11%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,158,344	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940
Semi-Annual Shareholder Report
21

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.

8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,245,529,173
Cash	108,956
Income receivable	5,344,516
Receivable for shares sold	3,024,342
Total Assets	4,254,006,987
Liabilities:
Payable for investments purchased	121,134,282
Payable for shares redeemed	7,043,529
Income distribution payable	28,856
Payable for investment adviser fee (Note 4)	12,906
Payable for administrative fee (Note 4)	8,824
Payable for distribution services fee (Note 4)	10,255
Payable for other service fees (Notes 2 and 4)	109,551
Accrued expenses (Note 4)	255,723
Total Liabilities	128,603,926
Net assets for 4,125,382,257 shares outstanding	$4,125,403,061
Net Assets Consist of:
Paid-in capital	$4,125,361,946
Total distributable earnings (loss)	41,115
Total Net Assets	$4,125,403,061
Semi-Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$799,594,838 ÷ 799,590,811 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$12,162,927 ÷ 12,162,864 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,158,343,975 ÷ 2,158,333,121 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$438,071,303 ÷ 438,069,072 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$44,163,842 ÷ 44,163,620 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$282,689,070 ÷ 282,687,620 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$390,377,106 ÷ 390,375,149 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Interest	$8,240,639
Expenses:
Investment adviser fee (Note 4)	3,903,165
Administrative fee (Note 4)	1,521,767
Custodian fees	59,145
Transfer agent fees (Note 2)	591,911
Directors’/Trustees’ fees (Note 4)	7,774
Auditing fees	12,810
Legal fees	16,905
Portfolio accounting fees	131,390
Distribution services fee (Note 4)	885,448
Other service fees (Notes 2 and 4)	2,177,698
Share registration costs	164,590
Printing and postage	28,397
Miscellaneous (Note 4)	11,714
TOTAL EXPENSES	9,512,714
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(1,694,286)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(1,851,727)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,546,013)
Net expenses	5,966,701
Net investment income	2,273,938
Change in net assets resulting from operations	$2,273,938
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,273,938	$37,745,198
Net realized gain (loss)	—	25,170
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,273,938	37,770,368
Distributions to Shareholders:
Automated Shares	(41,586)	(6,350,668)
Investment Shares	(573)	(176,409)
Wealth Shares	(1,976,735)	(21,420,026)
Service Shares	(81,598)	(4,201,420)
Cash II Shares	(2,214)	(282,489)
Cash Series Shares	(13,224)	(1,365,363)
Capital Shares	(210,717)	(3,966,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,326,647)	(37,762,933)
Share Transactions:
Proceeds from sale of shares	3,515,531,203	6,290,338,723
Net asset value of shares issued to shareholders in payment of distributions declared	1,992,053	33,641,585
Cost of shares redeemed	(2,892,812,502)	(6,370,870,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	624,710,754	(46,889,997)
Change in net assets	624,658,045	(46,882,562)
Net Assets:
Beginning of period	3,500,745,016	3,547,627,578
End of period	$4,125,403,061	$3,500,745,016
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Notes to Financial Statements
November 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the
Semi-Annual Shareholder Report
27

procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,546,013 is disclosed in various locations in this Note 2 and Note 4. For the six months ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$410,789	$—
Investment Shares	5,538	—
Wealth Shares	15,071	—
Service Shares	3,700	—
Cash II Shares	20,031	—
Cash Series Shares	133,865	(39,226)
Capital Shares	2,917	(3)
TOTAL	$591,911	$(39,229)
Semi-Annual Shareholder Report
28

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended November 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,010,114	$(6,683)	$(577,010)
Investment Shares	14,326	(610)	(13,537)
Service Shares	582,278	(6,942)	(144,047)
Cash II Shares	55,481	(603)	(54,878)
Cash Series Shares	330,255	(2,879)	(327,376)
Capital Shares	185,244	—	—
TOTAL	$2,177,698	$(17,717)	$(1,116,848)
For the six months ended November 30, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	199,504,560	$199,504,560	623,344	$623,344
Shares issued to shareholders in payment of distributions declared	41,586	41,586	6,345	6,345
Shares redeemed	(218,502,634)	(218,502,634)	(447,938)	(447,938)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(18,956,488)	$(18,956,488)	181,751	$181,751
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	8,897,646	$8,897,646	62,570	$62,570
Shares issued to shareholders in payment of distributions declared	573	573	162	162
Shares redeemed	(7,847,440)	(7,847,440)	(96,491)	(96,491)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	1,050,779	$1,050,779	(33,759)	$(33,759)
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	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,350,038,046	$2,350,038,046	3,376,792	$3,376,792
Shares issued to shareholders in payment of distributions declared	1,649,314	1,649,314	18,132	18,132
Shares redeemed	(1,703,756,582)	(1,703,756,582)	(3,597,880)	(3,597,880)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	647,930,778	$647,930,778	(202,956)	$(202,956)
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	413,524,053	$413,524,053	1,087,931	$1,087,931
Shares issued to shareholders in payment of distributions declared	75,429	75,429	3,596	3,596
Shares redeemed	(491,513,936)	(491,513,936)	(986,116)	(986,116)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(77,914,454)	$(77,914,454)	105,411	$105,411
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	13,295,920	$13,295,920	37,029	$37,029
Shares issued to shareholders in payment of distributions declared	2,207	2,207	278	278
Shares redeemed	(13,837,650)	(13,837,650)	(43,110)	(43,110)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(539,523)	$(539,523)	(5,803)	$(5,803)
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	306,420,179	$306,420,179	515,735	$515,735
Shares issued to shareholders in payment of distributions declared	13,128	13,128	1,353	1,353
Shares redeemed	(264,185,236)	(264,185,236)	(558,317)	(558,317)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	42,248,071	$42,248,071	(41,229)	$(41,229)
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	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	223,850,799	$223,850,799	586,938	$586,938
Shares issued to shareholders in payment of distributions declared	209,816	209,816	3,775	3,775
Shares redeemed	(193,169,024)	(193,169,024)	(641,018)	(641,018)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,891,591	$30,891,591	(50,305)	$(50,305)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	624,710,754	$624,710,754	(46,890)	$(46,890)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2020, the Adviser voluntarily waived $1,694,286 of its fee and voluntarily reimbursed $39,229 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$14,326	$(8,332)
Cash II Shares	77,816	(51,902)
Cash Series Shares	793,306	(617,699)
TOTAL	$885,448	$(677,933)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2020, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended November 30, 2020, FSSC reimbursed $17,717 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $829,350,000 and $969,250,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,001.10	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.02	$1.07

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2020
Federated Municipal Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MUNICIPAL OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report
42

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report
43

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
45

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
46

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (1/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund
(formerly, Federated Tax-Free Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	67.9%
Municipal Notes	18.6%
Commercial Paper	16.7%
Other Assets and Liabilities—Net[2]	(3.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.7%
8-30 Days	4.2%
31-90 Days	27.2%
91-180 Days	9.8%
181 Days or more	7.3%
Other Assets and Liabilities—Net[2]	(3.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 103.2%
		Alabama— 5.8%
$ 16,350,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.130%, 12/1/2020	$16,350,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 0.130%, 12/1/2020	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.210%, 12/2/2020	40,000,000
7,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.130%, 12/1/2020	7,000,000
5,000,000		Huntsville, AL Health Care Authority, (Series 2020-XG0301) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	5,000,000
20,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.150%, 12/3/2020	20,000,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.130%, 12/1/2020	11,680,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.210%, 12/2/2020	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.190%, 12/2/2020	33,810,000
		TOTAL	189,140,000
		California— 8.7%
9,900,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.130%, 12/3/2020	9,900,000
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.230%, 12/3/2020	40,000,000
28,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.220%, Mandatory Tender 3/10/2021	28,000,000
4,930,000		California State, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 0.190%, Mandatory Tender 1/13/2021	4,930,000
13,535,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 4/6/2021	13,535,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.240%, Mandatory Tender 2/2/2021	11,015,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.240%, Mandatory Tender 2/2/2021	7,310,000
7,450,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 4/7/2021	7,450,000
6,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.190%, Mandatory Tender 1/13/2021	6,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 9,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	$9,500,000
28,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.240%, Mandatory Tender 2/10/2021	28,000,000
13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.240%, Mandatory Tender 3/3/2021	13,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 0.220%, Mandatory Tender 1/12/2021	10,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.250%, Mandatory Tender 1/6/2021	15,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.280%, Mandatory Tender 12/8/2020	5,000,000
5,705,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.240%, Mandatory Tender 3/9/2021	5,705,000
11,380,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-3) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.080%, 12/2/2020	11,380,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 E) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	20,000,000
24,769,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.150%, Mandatory Tender 12/1/2020	24,769,000
12,000,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.140%, 12/3/2020	12,000,000
		TOTAL	282,494,000
		Colorado— 0.5%
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	17,570,000
		Connecticut— 1.2%
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	28,405,000
7,000,000		East Granby, CT BANs, 1.250%, 7/15/2021	7,030,162
4,385,000		Stafford, CT BANs, 1.500%, 2/4/2021	4,387,921
		TOTAL	39,823,083
		Florida— 14.8%
6,435,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	6,435,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 0.200%, Mandatory Tender 2/3/2021	41,905,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 17,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 12/1/2020	$17,000,000
16,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.120%, 12/1/2020	16,000,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 12/2/2020	20,000,000
31,565,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	31,565,000
24,760,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.210%, Mandatory Tender 1/12/2021	24,760,000
20,300,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 0.210%, Mandatory Tender 1/12/2021	20,300,000
16,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	16,625,000
30,905,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	30,905,000
65,000,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	65,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.410%, 12/3/2020	16,500,000
116,060,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.140%, 12/1/2020	116,060,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 1/4/2021	7,000,000
49,900,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	49,900,000
		TOTAL	479,955,000
		Georgia— 1.6%
2,606,000		Atlanta, GA Water & Wastewater, (Series 2018), CP, (Wells Fargo Bank, N.A. LOC), 0.220%, Mandatory Tender 2/18/2021	2,606,000
13,652,000		Atlanta, GA Water & Wastewater, (Series 2018), CP, (Wells Fargo Bank, N.A. LOC), 0.220%, Mandatory Tender 2/22/2021	13,652,000
1,680,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.160%, 12/3/2020	1,680,000
4,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.140%, 12/3/2020	4,000,000
6,500,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 12/3/2020	6,500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 4,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	$4,000,000
12,525,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.190%, 12/2/2020	12,525,000
1,300,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 12/3/2020	1,300,000
5,450,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 12/2/2020	5,450,000
		TOTAL	51,713,000
		Hawaii— 0.2%
7,940,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.560%, 12/3/2020	7,940,000
		Idaho— 0.2%
5,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.220%, Mandatory Tender 2/1/2021	5,000,000
		Illinois— 1.9%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.310%, 12/3/2020	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.160%, 12/3/2020	16,000,000
10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	33,750,000
		TOTAL	61,325,000
		Iowa— 0.2%
5,010,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	5,010,000
		Kentucky— 0.9%
16,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	16,245,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/ (Barclays Bank PLC LOC), 0.150%, 12/3/2020	5,105,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— continued
$ 7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	$7,500,000
		TOTAL	28,850,000
		Louisiana— 3.0%
60,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 0.260%, 12/2/2020	60,000,000
965,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.210%, 12/2/2020	965,000
27,500,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.100%, 12/2/2020	27,500,000
4,650,000		Louisiana Public Facilities Authority Hospital Revenue (Ochsner Clinic Foundation), (Series 2020-XF1202) Weekly VRDNs, (Toronto Dominion Bank LIQ)/(Toronto Dominion Bank LOC), 0.150%, 12/3/2020	4,650,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	4,335,000
		TOTAL	97,450,000
		Maryland— 1.2%
7,500,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Mandatory Tender 1/4/2021	7,500,000
580,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 12/1/2020	580,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	1,050,000
29,080,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 0.260%, Mandatory Tender 3/1/2021	29,080,000
		TOTAL	38,210,000
		Massachusetts— 1.3%
1,170,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.110%, 12/3/2020	1,170,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.270%, Optional Tender 1/21/2021	9,000,000
4,939,121		Hanover, MA BANs, 2.000%, 2/25/2021	4,951,148
4,914,298		Ipswich, MA BANs, 1.750%, 5/21/2021	4,926,800
1,945,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.110%, 12/2/2020	1,945,000
5,205,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.260%, Optional Tender 3/4/2021	5,205,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 750,000		Massachusetts Development Finance Agency (Mass General Brigham), Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 12/3/2020	$750,000
850,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.140%, 12/3/2020	850,000
4,045,000		Rowley, MA BANs, 1.750%, 12/18/2020	4,046,022
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,080,760
		TOTAL	42,924,730
		Michigan— 4.7%
72,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.150%, 12/3/2020	72,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Michigan School Bond Qualification and Loan Program COL), 0.210%, 12/3/2020	4,000,000
3,500,000		Michigan State Building Authority, (Series III) VRENs, 0.230%, 12/1/2020	3,500,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	3,335,000
18,155,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 0.260%, Mandatory Tender 3/1/2021	18,155,000
3,065,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	3,065,000
1,380,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	1,380,000
22,300,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	22,300,000
11,685,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	11,685,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$ 4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.210%, 12/3/2020	$4,000,000
		TOTAL	151,090,000
		Mississippi— 0.3%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.230%, 12/3/2020	8,150,000
		Missouri— 0.5%
7,500,000		Missouri State Health and Educational Facilities Authority Health Facilities (Mercy Health Systems), (Series 2020-XG0300) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	7,500,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.180%, 12/3/2020	10,000,000
		TOTAL	17,500,000
		Multi-State— 11.8%
156,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.180%, 12/3/2020	156,000,000
6,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.160%, 12/3/2020	6,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 12/3/2020	115,400,000
105,800,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	105,800,000
		TOTAL	383,200,000
		Nevada— 0.2%
5,275,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	5,275,000
		New Jersey— 7.3%
4,238,500		Bernardsville, NJ BANs, 2.500%, 4/23/2021	4,251,552
7,067,345		Clinton Township, NJ BANs, 1.750%, 3/18/2021	7,085,411
9,700,000		Cranford Township, NJ BANs, 1.750%, 5/14/2021	9,721,502
8,030,000		Edison Township, NJ BANs, 1.000%, 1/13/2021	8,036,133
2,505,000		Englewood Cliffs, NJ BANs, 1.000%, 11/12/2021	2,516,089
2,289,725		Essex Fells, NJ BANs, 1.500%, 12/15/2020	2,289,897
1,795,000		Hardyston Township, NJ BANs, 1.000%, 8/27/2021	1,802,633
2,615,000		Kenilworth, NJ BANs, 1.750%, 3/5/2021	2,620,335
3,360,850		Kinnelon, NJ BANs, 1.750%, 3/5/2021	3,366,753
7,170,000		Lawrence Township, NJ BANs, 1.000%, 6/11/2021	7,184,973
9,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	9,515,960
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	$6,530,033
9,462,100		Morris Plains, NJ BANs, 1.250%, 6/25/2021	9,493,928
10,310,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	10,310,000
17,050,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	17,050,000
50,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/17/2020	50,000,000
7,500,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, Optional Tender 1/4/2021	7,500,000
31,369,000		North Bergen Township, NJ BANs, 1.500%, 4/28/2021	31,431,879
10,627,300		North Plainfield, NJ, (Series A) BANs, 1.750%, 12/9/2020	10,628,309
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,619,658
10,599,000		Plainfield, NJ BANs, 1.000%, 8/18/2021	10,628,980
4,650,000		Spotswood, NJ, (Series A) BANs, 1.750%, 12/16/2020	4,650,846
2,370,250		Tabernacle Township, NJ, (2019 Series A) BANs, 1.500%, 12/18/2020	2,370,457
6,443,400		Vernon Township, NJ BANs, 1.000%, 3/19/2021	6,447,175
		TOTAL	236,052,503
		New York— 10.4%
18,195,000		Batavia, NY City School District BANs, 1.000%, 6/15/2021	18,199,161
6,498,588		Dundee, NY CSD BANs, 1.500%, 6/25/2021	6,520,374
15,783,934		Fallsburg, NY CSD BANs, 1.000%, 6/25/2021	15,786,336
10,635,000		Germantown, NY CSD BANs, 1.500%, 6/25/2021	10,670,653
7,119,500		Hamburg Village, NY BANs, 1.500%, 7/22/2021	7,129,918
3,000,000		Kent, NY BANs, 1.250%, 7/30/2021	3,013,192
10,000,000		Lake Placid, NY CSD BANs, 1.750%, 6/25/2021	10,061,631
3,530,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	3,541,348
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,991,328
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 12/3/2020	5,490,000
12,600,000		New Windsor, NY BANs, 1.250%, 6/25/2021	12,645,939
6,710,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA- 6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.120%, 12/1/2020	6,710,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 7,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.100%, 12/1/2020	$7,900,000
2,625,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.100%, 12/1/2020	2,625,000
4,755,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen- Thuringen LIQ), 0.120%, 12/1/2020	4,755,000
305,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.090%, 12/1/2020	305,000
22,100,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.110%, 12/1/2020	22,100,000
58,500,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	58,500,000
5,700,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.100%, 12/1/2020	5,700,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.310%, 12/3/2020	10,000,000
37,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	38,048,024
10,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.280%, Mandatory Tender 12/2/2020	10,000,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.160%, 12/3/2020	50,000,000
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,674,444
6,000,000		Springs, NY UFSD TANs, 1.500%, 6/25/2021	6,036,913
3,900,000		Webutuck, NY CSD BANs, 1.250%, 6/24/2021	3,911,960
6,230,000		Wilson, NY CSD BANs, 1.250%, 6/22/2021	6,253,045
		TOTAL	336,569,266
		North Carolina— 0.2%
5,080,000		Clark Township, NJ BANs, 1.000%, 12/2/2021	5,105,197
		Ohio— 4.0%
3,275,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 2.000%, 1/28/2021	3,279,616
1,000,000		Broadview Heights City, OH BANs, 2.500%, 4/29/2021	1,003,208
33,000,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	33,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 220,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.110%, 12/3/2020	$220,000
9,700,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.220%, Mandatory Tender 2/1/2021	9,700,000
2,000,000		Grove City, OH BANs, 2.000%, 3/3/2021	2,004,484
15,000,000		Lakewood, OH BANs, 2.000%, 3/24/2021	15,055,274
7,780,000		Lorain County, OH, (Series C) BANs, 2.000%, 5/7/2021	7,803,124
2,270,000		Marysville, OH BANs, 2.000%, 3/25/2021	2,277,728
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	23,640,000
1,050,000		North Olmsted, OH BANs, 2.000%, 3/10/2021	1,052,535
3,000,000		North Ridgeville, OH BANs, 2.000%, 3/11/2021	3,007,722
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	14,800,000
10,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 12/1/2020	10,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,389,037
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,608,959
		TOTAL	129,841,687
		Oklahoma— 0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	3,410,000
		Pennsylvania— 4.0%
4,100,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.160%, 12/3/2020	4,100,000
9,960,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, 12/3/2020	9,960,000
1,475,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,475,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 0.170%, 12/3/2020	4,490,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,370,000
1,150,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,150,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 500,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.100%, 12/1/2020	$500,000
4,000,000		Montgomery County, PA Redevelopment Authority, Revenue Bonds Weekly VRDNs, (FNMA LOC), 0.120%, 12/3/2020	4,000,000
3,500,000		Northampton County, PA General Purpose Authority (Lafayette College), (Series of 2006) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.110%, 12/3/2020	3,500,000
6,430,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.110%, 12/3/2020	6,430,000
20,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	20,000,000
19,895,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	19,895,000
8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	8,975,000
2,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 12/3/2020	2,000,000
1,525,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.460%, 12/3/2020	1,525,000
4,700,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.160%, 12/3/2020	4,700,000
22,850,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	22,850,000
11,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.230%, 12/3/2020	11,000,000
1,825,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.130%, 12/3/2020	1,825,000
		TOTAL	129,745,000
		South Carolina— 1.5%
16,500,000		County Square Redevelopment Corporation (Greenville County, SC), (Series 2020) BANs, 2.000%, 3/24/2021	16,565,896
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Bank of America N.A. LOC), 0.160%, 12/3/2020	18,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— continued
$ 12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 4/1/2021	$12,670,000
		TOTAL	47,235,896
		Tennessee— 3.0%
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	5,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.350%, Mandatory Tender 1/8/2021	25,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series B-1), CP, (JPMorgan Chase Bank, N.A. LOC), 0.220%, Mandatory Tender 1/7/2021	50,000,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.190%, 12/3/2020	8,305,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.100%, 12/1/2020	10,000,000
		TOTAL	98,305,000
		Texas— 5.9%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	8,545,000
10,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.200%, Mandatory Tender 1/13/2021	10,000,000
7,400,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	7,400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.240%, 12/2/2020	7,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, 0.150%, 12/2/2020	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, 0.150%, 12/2/2020	41,000,000
24,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.200%, Mandatory Tender 1/5/2021	24,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.220%, Mandatory Tender 1/28/2021	30,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.270%, Mandatory Tender 1/5/2021	10,000,000
8,600,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.190%, Mandatory Tender 1/5/2021	8,600,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	$4,000,000
15,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 0.230%, Mandatory Tender 1/6/2021	15,000,000
1,090,000		Texas State, Veterans Bonds, Series 2018 Weekly VRDNs, (FHLB of Dallas LIQ), 0.130%, 12/2/2020	1,090,000
100,000		Texas State, Veterans Bonds, Series 2020 Weekly VRDNs, (FHLB of Dallas LIQ), 0.100%, 12/2/2020	100,000
		TOTAL	192,235,000
		Utah— 3.4%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 12/3/2020	110,320,000
		Virginia— 2.1%
3,200,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.150%, 12/2/2020	3,200,000
1,250,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 12/3/2020	1,250,000
3,000,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2020-ZF0997) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	3,000,000
35,645,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	35,645,000
15,315,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.210%, 12/3/2020	15,315,000
6,030,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 12/3/2020	6,030,000
3,000,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/ (Royal Bank of Canada LOC), 0.310%, Optional Tender 2/1/2021	3,000,000
		TOTAL	67,440,000
		West Virginia— 0.1%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	1,475,000
		Wisconsin— 2.2%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	5,000,000
29,410,000		Wisconsin State, (Series 13-A), CP, 0.200%, Mandatory Tender 2/4/2021	29,410,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 37,469,000		Wisconsin State, (Series 16-A), CP, 0.200%, Mandatory Tender 2/4/2021	$37,469,000
		TOTAL	71,879,000
		TOTAL INVESTMENT IN SECURITIES—103.2% (AT AMORTIZED COST)[2]	3,342,233,362
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[3]	(102,427,692)
		TOTAL NET ASSETS—100%	$3,239,805,670
At November 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

In valuing the Fund’s assets as of November 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012	0.010	0.006	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.008	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.19%	1.22%	1.03%	0.77%	0.11%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.21%[5]	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]	0.08%[6]
Net investment income	0.10%[5]	1.14%	1.46%[5]	1.03%	0.57%	0.08%	0.01%
Expense waiver/ reimbursement[7]	0.08%[5]	0.08%	0.09%[5]	0.09%	0.09%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,017,591	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1,2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.006
Net realized gain	0.000[3]	0.000[3]	(0.000)[3]
Total From Investment Operations	0.001	0.012	0.006
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.006)
Distributions from net realized gain	—	(0.000)[3]	—
Total Distributions	(0.001)	(0.012)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.05%	1.19%	0.55%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.22%[6]
Net investment income	0.10%[6]	1.06%	1.61%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,216	$42,186	$5,368[8]

1
Reflects operations for the period from January 18, 2019 (date of initial investment) to
May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	The Fund changed its fiscal year end from July 31 to May 31.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the 10-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[2]	0.009	0.010	0.008	0.003	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
Total From Investment Operations	0.000[2]	0.009	0.010	0.008	0.005	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.010)	(0.008)	(0.003)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
Total Distributions	(0.000)[2]	(0.009)	(0.010)	(0.008)	(0.005)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.93%	1.01%	0.78%	0.52%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.31%[5]	0.46%	0.46%[5]	0.46%	0.46%	0.20%[6]	0.08%[6]
Net investment income	0.01%[5]	0.90%	1.20%[5]	0.75%	0.31%	0.01%	0.01%
Expense waiver/ reimbursement[7]	0.24%[5]	0.08%	0.09%[5]	0.09%	0.09%	0.34%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,999	$217,345	$213,406	$297,390	$228,340	$584,889	$1,179,326

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$3,342,233,362
Cash	10,011,745
Income receivable	4,786,932
Receivable for shares sold	2,690,799
Total Assets	3,359,722,838
Liabilities:
Payable for investments purchased	117,455,342
Payable for shares redeemed	2,252,552
Income distribution payable	33,901
Payable for investment adviser fee (Note 4)	10,001
Payable for administrative fee (Note 4)	6,922
Accrued expenses (Note 4)	158,450
Total Liabilities	119,917,168
Net assets for 3,239,610,346 shares outstanding	$3,239,805,670
Net Assets Consist of:
Paid-in capital	$3,239,590,863
Total distributable earnings (loss)	214,807
Total Net Assets	$3,239,805,670
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,017,590,686 ÷ 3,017,408,766 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$35,215,699 ÷ 35,213,571 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$186,999,285 ÷ 186,988,009 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Interest	$5,998,805
Expenses:
Investment adviser fee (Note 4)	3,765,888
Administrative fee (Note 4)	1,468,190
Custodian fees	59,647
Transfer agent fees	16,483
Directors’/Trustees’ fees (Note 4)	8,963
Auditing fees	12,810
Legal fees	21,383
Portfolio accounting fees	112,696
Other service fees (Notes 2 and 4)	236,992
Share registration costs	109,726
Printing and postage	19,506
Miscellaneous (Note 4)	30,918
TOTAL EXPENSES	5,863,202
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(1,579,763)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(150,131)
TOTAL WAIVERS AND REIMBURSEMENT	(1,729,894)
Net expenses	4,133,308
Net investment income	1,865,497
Net realized gain on investments	35,515
Change in net assets resulting from operations	$1,901,012
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,865,497	$43,690,951
Net realized gain (loss)	35,515	195,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,901,012	43,886,939
Distributions to Shareholders:
Wealth Shares	(1,845,648)	(41,635,532)
Advisor Shares	(21,596)	(220,725)
Service Shares	(9,517)	(1,979,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,876,761)	(43,835,652)
Share Transactions:
Proceeds from sale of shares	2,300,649,039	7,422,033,123
Net asset value of shares issued to shareholders in payment of distributions declared	1,329,542	31,491,557
Cost of shares redeemed	(3,452,985,414)	(6,684,659,479)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,151,006,833)	768,865,201
Change in net assets	(1,150,982,582)	768,916,488
Net Assets:
Beginning of period	4,390,788,252	3,621,871,764
End of period	$3,239,805,670	$4,390,788,252
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
November 30, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
23

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $1,729,894 is disclosed in Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended November 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$236,992	$(21,038)	$(129,093)
For the six months ended November 30, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Semi-Annual Shareholder Report
24

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
25

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,128,579,162	$2,128,579,162	6,907,490	$6,907,490
Shares issued to shareholders in payment of distributions declared	1,302,233	1,302,233	30,085	30,085
Shares redeemed	(3,243,568,832)	(3,243,568,832)	(6,209,464)	(6,209,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,113,687,437)	$(1,113,687,437)	728,111	$728,111
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	21,488,614	$21,488,614	70,846	$70,846
Shares issued to shareholders in payment of distributions declared	21,575	21,575	221	221
Shares redeemed	(28,480,713)	(28,480,713)	(34,251)	(34,251)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(6,970,524)	$(6,970,524)	36,816	$36,816
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	150,581,263	$150,581,263	443,697	$443,697
Shares issued to shareholders in payment of distributions declared	5,734	5,734	1,186	1,186
Shares redeemed	(180,935,869)	(180,935,869)	(440,945)	(440,945)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(30,348,872)	$(30,348,872)	3,938	$3,938
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,151,006,833)	$(1,151,006,833)	768,865	$768,865
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the Adviser voluntarily waived $1,579,763 of its fee.
Semi-Annual Shareholder Report
26

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2020, FSSC received $1,091 and reimbursed $21,038 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $961,210,000 and $634,390,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Semi-Annual Shareholder Report
27

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.50	$1.05
Advisor Shares	$1,000	$1,000.50	$1.05
Service Shares	$1,000	$1,000.10	$[2]1.55
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.02	$1.07
Advisor Shares	$1,000	$1,024.02	$1.07
Service Shares	$1,000	$1,023.51	$[2]1.57

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.31%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by 183/
365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-
year period) would be $2.31 and $2.33, respectively.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Tax-Free Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TAX-FREE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450202 (1/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Wealth | TBIXX

Federated Hermes Tax-Free Obligations Fund
(formerly, Federated Tax-Free Obligations Fund)

A Portfolio of Federated Hermes Money Market Obligations Trust
(formerly, Money Market Obligations Trust)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	67.9%
Municipal Notes	18.6%
Commercial Paper	16.7%
Other Assets and Liabilities—Net[2]	(3.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2020, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.7%
8-30 Days	4.2%
31-90 Days	27.2%
91-180 Days	9.8%
181 Days or more	7.3%
Other Assets and Liabilities—Net[2]	(3.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 103.2%
		Alabama— 5.8%
$ 16,350,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.130%, 12/1/2020	$16,350,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 0.130%, 12/1/2020	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.210%, 12/2/2020	40,000,000
7,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.130%, 12/1/2020	7,000,000
5,000,000		Huntsville, AL Health Care Authority, (Series 2020-XG0301) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	5,000,000
20,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.150%, 12/3/2020	20,000,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.130%, 12/1/2020	11,680,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.210%, 12/2/2020	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.190%, 12/2/2020	33,810,000
		TOTAL	189,140,000
		California— 8.7%
9,900,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.130%, 12/3/2020	9,900,000
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.230%, 12/3/2020	40,000,000
28,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.220%, Mandatory Tender 3/10/2021	28,000,000
4,930,000		California State, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 0.190%, Mandatory Tender 1/13/2021	4,930,000
13,535,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.260%, Mandatory Tender 4/6/2021	13,535,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.240%, Mandatory Tender 2/2/2021	11,015,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.240%, Mandatory Tender 2/2/2021	7,310,000
7,450,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.260%, Mandatory Tender 4/7/2021	7,450,000
6,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.190%, Mandatory Tender 1/13/2021	6,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 9,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.240%, Mandatory Tender 3/3/2021	$9,500,000
28,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.240%, Mandatory Tender 2/10/2021	28,000,000
13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 0.240%, Mandatory Tender 3/3/2021	13,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009 B-6), CP, 0.220%, Mandatory Tender 1/12/2021	10,000,000
15,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-2), CP, 0.250%, Mandatory Tender 1/6/2021	15,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.280%, Mandatory Tender 12/8/2020	5,000,000
5,705,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 0.240%, Mandatory Tender 3/9/2021	5,705,000
11,380,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-3) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.080%, 12/2/2020	11,380,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 E) SIFMA Index Mode TOBs, 0.360%, Mandatory Tender 6/21/2021	20,000,000
24,769,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.150%, Mandatory Tender 12/1/2020	24,769,000
12,000,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.140%, 12/3/2020	12,000,000
		TOTAL	282,494,000
		Colorado— 0.5%
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	17,570,000
		Connecticut— 1.2%
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	28,405,000
7,000,000		East Granby, CT BANs, 1.250%, 7/15/2021	7,030,162
4,385,000		Stafford, CT BANs, 1.500%, 2/4/2021	4,387,921
		TOTAL	39,823,083
		Florida— 14.8%
6,435,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	6,435,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 0.200%, Mandatory Tender 2/3/2021	41,905,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 17,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.150%, 12/1/2020	$17,000,000
16,000,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.120%, 12/1/2020	16,000,000
20,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 12/2/2020	20,000,000
31,565,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	31,565,000
24,760,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.210%, Mandatory Tender 1/12/2021	24,760,000
20,300,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 0.210%, Mandatory Tender 1/12/2021	20,300,000
16,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	16,625,000
30,905,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.130%, 12/2/2020	30,905,000
65,000,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	65,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.410%, 12/3/2020	16,500,000
116,060,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.140%, 12/1/2020	116,060,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 1/4/2021	7,000,000
49,900,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	49,900,000
		TOTAL	479,955,000
		Georgia— 1.6%
2,606,000		Atlanta, GA Water & Wastewater, (Series 2018), CP, (Wells Fargo Bank, N.A. LOC), 0.220%, Mandatory Tender 2/18/2021	2,606,000
13,652,000		Atlanta, GA Water & Wastewater, (Series 2018), CP, (Wells Fargo Bank, N.A. LOC), 0.220%, Mandatory Tender 2/22/2021	13,652,000
1,680,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.160%, 12/3/2020	1,680,000
4,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.140%, 12/3/2020	4,000,000
6,500,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 12/3/2020	6,500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 4,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	$4,000,000
12,525,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.190%, 12/2/2020	12,525,000
1,300,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.130%, 12/3/2020	1,300,000
5,450,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 12/2/2020	5,450,000
		TOTAL	51,713,000
		Hawaii— 0.2%
7,940,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.560%, 12/3/2020	7,940,000
		Idaho— 0.2%
5,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.220%, Mandatory Tender 2/1/2021	5,000,000
		Illinois— 1.9%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.310%, 12/3/2020	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.160%, 12/3/2020	16,000,000
10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	33,750,000
		TOTAL	61,325,000
		Iowa— 0.2%
5,010,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	5,010,000
		Kentucky— 0.9%
16,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	16,245,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/ (Barclays Bank PLC LOC), 0.150%, 12/3/2020	5,105,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— continued
$ 7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 5/3/2021	$7,500,000
		TOTAL	28,850,000
		Louisiana— 3.0%
60,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 0.260%, 12/2/2020	60,000,000
965,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.210%, 12/2/2020	965,000
27,500,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008B) Weekly VRDNs, 0.100%, 12/2/2020	27,500,000
4,650,000		Louisiana Public Facilities Authority Hospital Revenue (Ochsner Clinic Foundation), (Series 2020-XF1202) Weekly VRDNs, (Toronto Dominion Bank LIQ)/(Toronto Dominion Bank LOC), 0.150%, 12/3/2020	4,650,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	4,335,000
		TOTAL	97,450,000
		Maryland— 1.2%
7,500,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Mandatory Tender 1/4/2021	7,500,000
580,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 12/1/2020	580,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.090%, 12/1/2020	1,050,000
29,080,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 0.260%, Mandatory Tender 3/1/2021	29,080,000
		TOTAL	38,210,000
		Massachusetts— 1.3%
1,170,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.110%, 12/3/2020	1,170,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.270%, Optional Tender 1/21/2021	9,000,000
4,939,121		Hanover, MA BANs, 2.000%, 2/25/2021	4,951,148
4,914,298		Ipswich, MA BANs, 1.750%, 5/21/2021	4,926,800
1,945,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.110%, 12/2/2020	1,945,000
5,205,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.260%, Optional Tender 3/4/2021	5,205,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 750,000		Massachusetts Development Finance Agency (Mass General Brigham), Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 12/3/2020	$750,000
850,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.140%, 12/3/2020	850,000
4,045,000		Rowley, MA BANs, 1.750%, 12/18/2020	4,046,022
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,080,760
		TOTAL	42,924,730
		Michigan— 4.7%
72,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.150%, 12/3/2020	72,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Michigan School Bond Qualification and Loan Program COL), 0.210%, 12/3/2020	4,000,000
3,500,000		Michigan State Building Authority, (Series III) VRENs, 0.230%, 12/1/2020	3,500,000
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	2,670,000
3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	3,335,000
18,155,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 0.260%, Mandatory Tender 3/1/2021	18,155,000
3,065,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	3,065,000
1,380,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	1,380,000
22,300,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	22,300,000
11,685,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 12/3/2020	11,685,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Michigan— continued
$ 4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.210%, 12/3/2020	$4,000,000
		TOTAL	151,090,000
		Mississippi— 0.3%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.230%, 12/3/2020	8,150,000
		Missouri— 0.5%
7,500,000		Missouri State Health and Educational Facilities Authority Health Facilities (Mercy Health Systems), (Series 2020-XG0300) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	7,500,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.180%, 12/3/2020	10,000,000
		TOTAL	17,500,000
		Multi-State— 11.8%
156,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.180%, 12/3/2020	156,000,000
6,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.160%, 12/3/2020	6,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 12/3/2020	115,400,000
105,800,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	105,800,000
		TOTAL	383,200,000
		Nevada— 0.2%
5,275,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.180%, 12/3/2020	5,275,000
		New Jersey— 7.3%
4,238,500		Bernardsville, NJ BANs, 2.500%, 4/23/2021	4,251,552
7,067,345		Clinton Township, NJ BANs, 1.750%, 3/18/2021	7,085,411
9,700,000		Cranford Township, NJ BANs, 1.750%, 5/14/2021	9,721,502
8,030,000		Edison Township, NJ BANs, 1.000%, 1/13/2021	8,036,133
2,505,000		Englewood Cliffs, NJ BANs, 1.000%, 11/12/2021	2,516,089
2,289,725		Essex Fells, NJ BANs, 1.500%, 12/15/2020	2,289,897
1,795,000		Hardyston Township, NJ BANs, 1.000%, 8/27/2021	1,802,633
2,615,000		Kenilworth, NJ BANs, 1.750%, 3/5/2021	2,620,335
3,360,850		Kinnelon, NJ BANs, 1.750%, 3/5/2021	3,366,753
7,170,000		Lawrence Township, NJ BANs, 1.000%, 6/11/2021	7,184,973
9,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	9,515,960
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	$6,530,033
9,462,100		Morris Plains, NJ BANs, 1.250%, 6/25/2021	9,493,928
10,310,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	10,310,000
17,050,000		New Jersey Economic Development Authority (New Jersey State), Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.150%, 12/3/2020	17,050,000
50,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Clipper Tax-Exempt Certificates Trust (Series 2009-70) TOBs, (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, Optional Tender 12/17/2020	50,000,000
7,500,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.260%, Optional Tender 1/4/2021	7,500,000
31,369,000		North Bergen Township, NJ BANs, 1.500%, 4/28/2021	31,431,879
10,627,300		North Plainfield, NJ, (Series A) BANs, 1.750%, 12/9/2020	10,628,309
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,619,658
10,599,000		Plainfield, NJ BANs, 1.000%, 8/18/2021	10,628,980
4,650,000		Spotswood, NJ, (Series A) BANs, 1.750%, 12/16/2020	4,650,846
2,370,250		Tabernacle Township, NJ, (2019 Series A) BANs, 1.500%, 12/18/2020	2,370,457
6,443,400		Vernon Township, NJ BANs, 1.000%, 3/19/2021	6,447,175
		TOTAL	236,052,503
		New York— 10.4%
18,195,000		Batavia, NY City School District BANs, 1.000%, 6/15/2021	18,199,161
6,498,588		Dundee, NY CSD BANs, 1.500%, 6/25/2021	6,520,374
15,783,934		Fallsburg, NY CSD BANs, 1.000%, 6/25/2021	15,786,336
10,635,000		Germantown, NY CSD BANs, 1.500%, 6/25/2021	10,670,653
7,119,500		Hamburg Village, NY BANs, 1.500%, 7/22/2021	7,129,918
3,000,000		Kent, NY BANs, 1.250%, 7/30/2021	3,013,192
10,000,000		Lake Placid, NY CSD BANs, 1.750%, 6/25/2021	10,061,631
3,530,000		Lewiston-Porter, NY CSD BANs, 1.250%, 6/16/2021	3,541,348
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	6,991,328
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 12/3/2020	5,490,000
12,600,000		New Windsor, NY BANs, 1.250%, 6/25/2021	12,645,939
6,710,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA- 6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.120%, 12/1/2020	6,710,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 7,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.100%, 12/1/2020	$7,900,000
2,625,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.100%, 12/1/2020	2,625,000
4,755,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen- Thuringen LIQ), 0.120%, 12/1/2020	4,755,000
305,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.090%, 12/1/2020	305,000
22,100,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.110%, 12/1/2020	22,100,000
58,500,000		New York City, NY Transitional Finance Authority, Stage Trust 3a-7 (Series 2020-002) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.260%, 12/3/2020	58,500,000
5,700,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.100%, 12/1/2020	5,700,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.310%, 12/3/2020	10,000,000
37,500,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	38,048,024
10,000,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.280%, Mandatory Tender 12/2/2020	10,000,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.160%, 12/3/2020	50,000,000
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,674,444
6,000,000		Springs, NY UFSD TANs, 1.500%, 6/25/2021	6,036,913
3,900,000		Webutuck, NY CSD BANs, 1.250%, 6/24/2021	3,911,960
6,230,000		Wilson, NY CSD BANs, 1.250%, 6/22/2021	6,253,045
		TOTAL	336,569,266
		North Carolina— 0.2%
5,080,000		Clark Township, NJ BANs, 1.000%, 12/2/2021	5,105,197
		Ohio— 4.0%
3,275,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 2.000%, 1/28/2021	3,279,616
1,000,000		Broadview Heights City, OH BANs, 2.500%, 4/29/2021	1,003,208
33,000,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	33,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 220,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.110%, 12/3/2020	$220,000
9,700,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.220%, Mandatory Tender 2/1/2021	9,700,000
2,000,000		Grove City, OH BANs, 2.000%, 3/3/2021	2,004,484
15,000,000		Lakewood, OH BANs, 2.000%, 3/24/2021	15,055,274
7,780,000		Lorain County, OH, (Series C) BANs, 2.000%, 5/7/2021	7,803,124
2,270,000		Marysville, OH BANs, 2.000%, 3/25/2021	2,277,728
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	23,640,000
1,050,000		North Olmsted, OH BANs, 2.000%, 3/10/2021	1,052,535
3,000,000		North Ridgeville, OH BANs, 2.000%, 3/11/2021	3,007,722
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	14,800,000
10,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 12/1/2020	10,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,389,037
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,608,959
		TOTAL	129,841,687
		Oklahoma— 0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	3,410,000
		Pennsylvania— 4.0%
4,100,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.160%, 12/3/2020	4,100,000
9,960,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.270%, 12/3/2020	9,960,000
1,475,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,475,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 0.170%, 12/3/2020	4,490,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,370,000
1,150,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.120%, 12/3/2020	1,150,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 500,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.100%, 12/1/2020	$500,000
4,000,000		Montgomery County, PA Redevelopment Authority, Revenue Bonds Weekly VRDNs, (FNMA LOC), 0.120%, 12/3/2020	4,000,000
3,500,000		Northampton County, PA General Purpose Authority (Lafayette College), (Series of 2006) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.110%, 12/3/2020	3,500,000
6,430,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (FHLMC LOC), 0.110%, 12/3/2020	6,430,000
20,000,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	20,000,000
19,895,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 12/1/2020	19,895,000
8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.190%, 12/3/2020	8,975,000
2,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 12/3/2020	2,000,000
1,525,000		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, L.P.), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.460%, 12/3/2020	1,525,000
4,700,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.160%, 12/3/2020	4,700,000
22,850,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	22,850,000
11,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.230%, 12/3/2020	11,000,000
1,825,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.130%, 12/3/2020	1,825,000
		TOTAL	129,745,000
		South Carolina— 1.5%
16,500,000		County Square Redevelopment Corporation (Greenville County, SC), (Series 2020) BANs, 2.000%, 3/24/2021	16,565,896
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/ (Bank of America N.A. LOC), 0.160%, 12/3/2020	18,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— continued
$ 12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.310%, Optional Tender 4/1/2021	$12,670,000
		TOTAL	47,235,896
		Tennessee— 3.0%
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.170%, 12/4/2020	5,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 0.350%, Mandatory Tender 1/8/2021	25,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series B-1), CP, (JPMorgan Chase Bank, N.A. LOC), 0.220%, Mandatory Tender 1/7/2021	50,000,000
8,305,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 0.190%, 12/3/2020	8,305,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.100%, 12/1/2020	10,000,000
		TOTAL	98,305,000
		Texas— 5.9%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	8,545,000
10,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.200%, Mandatory Tender 1/13/2021	10,000,000
7,400,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	7,400,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.240%, 12/2/2020	7,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, 0.150%, 12/2/2020	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, 0.150%, 12/2/2020	41,000,000
24,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.200%, Mandatory Tender 1/5/2021	24,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.220%, Mandatory Tender 1/28/2021	30,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 0.270%, Mandatory Tender 1/5/2021	10,000,000
8,600,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.190%, Mandatory Tender 1/5/2021	8,600,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.140%, 12/3/2020	$4,000,000
15,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 0.230%, Mandatory Tender 1/6/2021	15,000,000
1,090,000		Texas State, Veterans Bonds, Series 2018 Weekly VRDNs, (FHLB of Dallas LIQ), 0.130%, 12/2/2020	1,090,000
100,000		Texas State, Veterans Bonds, Series 2020 Weekly VRDNs, (FHLB of Dallas LIQ), 0.100%, 12/2/2020	100,000
		TOTAL	192,235,000
		Utah— 3.4%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 12/3/2020	110,320,000
		Virginia— 2.1%
3,200,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.150%, 12/2/2020	3,200,000
1,250,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.140%, 12/3/2020	1,250,000
3,000,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2020-ZF0997) Weekly VRDNs, (Bank of America N.A. LIQ), 0.150%, 12/3/2020	3,000,000
35,645,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), Barclays Golden Blue (Series 2020-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 12/3/2020	35,645,000
15,315,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Tender Option Bond Trust Floater Certificates (2020-MIZ9025) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.210%, 12/3/2020	15,315,000
6,030,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 12/3/2020	6,030,000
3,000,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/ (Royal Bank of Canada LOC), 0.310%, Optional Tender 2/1/2021	3,000,000
		TOTAL	67,440,000
		West Virginia— 0.1%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.160%, 12/3/2020	1,475,000
		Wisconsin— 2.2%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.110%, 12/1/2020	5,000,000
29,410,000		Wisconsin State, (Series 13-A), CP, 0.200%, Mandatory Tender 2/4/2021	29,410,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 37,469,000		Wisconsin State, (Series 16-A), CP, 0.200%, Mandatory Tender 2/4/2021	$37,469,000
		TOTAL	71,879,000
		TOTAL INVESTMENT IN SECURITIES—103.2% (AT AMORTIZED COST)[2]	3,342,233,362
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[3]	(102,427,692)
		TOTAL NET ASSETS—100%	$3,239,805,670
At November 30, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

In valuing the Fund’s assets as of November 30, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
				2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.012	0.012	0.010	0.006	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
Total From Investment Operations	0.001	0.012	0.012	0.010	0.008	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
Total Distributions	(0.001)	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.19%	1.22%	1.03%	0.77%	0.11%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.21%[5]	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]	0.08%[6]
Net investment income	0.10%[5]	1.14%	1.46%[5]	1.03%	0.57%	0.08%	0.01%
Expense waiver/ reimbursement[7]	0.08%[5]	0.08%	0.09%[5]	0.09%	0.09%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,017,591	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten- month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$3,342,233,362
Cash	10,011,745
Income receivable	4,786,932
Receivable for shares sold	2,690,799
Total Assets	3,359,722,838
Liabilities:
Payable for investments purchased	117,455,342
Payable for shares redeemed	2,252,552
Income distribution payable	33,901
Payable for investment adviser fee (Note 4)	10,001
Payable for administrative fee (Note 4)	6,922
Accrued expenses (Note 4)	158,450
Total Liabilities	119,917,168
Net assets for 3,239,610,346 shares outstanding	$3,239,805,670
Net Assets Consist of:
Paid-in capital	$3,239,590,863
Total distributable earnings (loss)	214,807
Total Net Assets	$3,239,805,670
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,017,590,686 ÷ 3,017,408,766 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$35,215,699 ÷ 35,213,571 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$186,999,285 ÷ 186,988,009 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Interest	$5,998,805
Expenses:
Investment adviser fee (Note 4)	3,765,888
Administrative fee (Note 4)	1,468,190
Custodian fees	59,647
Transfer agent fees	16,483
Directors’/Trustees’ fees (Note 4)	8,963
Auditing fees	12,810
Legal fees	21,383
Portfolio accounting fees	112,696
Other service fees (Notes 2 and 4)	236,992
Share registration costs	109,726
Printing and postage	19,506
Miscellaneous (Note 4)	30,918
TOTAL EXPENSES	5,863,202
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(1,579,763)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(150,131)
TOTAL WAIVERS AND REIMBURSEMENT	(1,729,894)
Net expenses	4,133,308
Net investment income	1,865,497
Net realized gain on investments	35,515
Change in net assets resulting from operations	$1,901,012
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,865,497	$43,690,951
Net realized gain (loss)	35,515	195,988
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,901,012	43,886,939
Distributions to Shareholders:
Wealth Shares	(1,845,648)	(41,635,532)
Advisor Shares	(21,596)	(220,725)
Service Shares	(9,517)	(1,979,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,876,761)	(43,835,652)
Share Transactions:
Proceeds from sale of shares	2,300,649,039	7,422,033,123
Net asset value of shares issued to shareholders in payment of distributions declared	1,329,542	31,491,557
Cost of shares redeemed	(3,452,985,414)	(6,684,659,479)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,151,006,833)	768,865,201
Change in net assets	(1,150,982,582)	768,916,488
Net Assets:
Beginning of period	4,390,788,252	3,621,871,764
End of period	$3,239,805,670	$4,390,788,252
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2020
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. The financial highlights of the Advisor Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Prior to June 29, 2020, the names of the Trust and Fund were Money Market Obligations Trust and Federated Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $1,729,894 is disclosed in Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended November 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$236,992	$(21,038)	$(129,093)
For the six months ended November 30, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,128,579,162	$2,128,579,162	6,907,490	$6,907,490
Shares issued to shareholders in payment of distributions declared	1,302,233	1,302,233	30,085	30,085
Shares redeemed	(3,243,568,832)	(3,243,568,832)	(6,209,464)	(6,209,464)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,113,687,437)	$(1,113,687,437)	728,111	$728,111
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	21,488,614	$21,488,614	70,846	$70,846
Shares issued to shareholders in payment of distributions declared	21,575	21,575	221	221
Shares redeemed	(28,480,713)	(28,480,713)	(34,251)	(34,251)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(6,970,524)	$(6,970,524)	36,816	$36,816
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	150,581,263	$150,581,263	443,697	$443,697
Shares issued to shareholders in payment of distributions declared	5,734	5,734	1,186	1,186
Shares redeemed	(180,935,869)	(180,935,869)	(440,945)	(440,945)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(30,348,872)	$(30,348,872)	3,938	$3,938
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,151,006,833)	$(1,151,006,833)	768,865	$768,865
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the Adviser voluntarily waived $1,579,763 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2020, FSSC received $1,091 and reimbursed $21,038 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $961,210,000 and $634,390,000, respectively. Net realized gain recognized on these transactions was $317.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.50	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.02	$1.07

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2020
Federated Tax-Free Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TAX-FREE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (1/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2021